As filed with the Securities and Exchange Commission on March 1, 2004

                                                            File Nos. 333-38916
                                                                      811-09975
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                      AND

                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10


                      TT INTERNATIONAL U.S.A. FEEDER TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   C/O SEI INVESTMENTS GLOBAL FUNDS SERVICES
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

                               (44 207) 410-3500

                     SEI INVESTMENTS GLOBAL FUNDS SERVICES
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456


                                    COPY TO:
                    ROGER P. JOSEPH, BINGHAM MCCUTCHEN LLP,
                      150 FEDERAL STREET, BOSTON, MA 02110

It is proposed that this filing will become effective on the 60th day after the date of filing hereof, pursuant to paragraph (a) of Rule 485.


The Trustees of TT International U.S.A. Master Trust, on behalf of its series, TT EAFE Portfolio and TT Europe Portfolio, have executed this registration statement.
                      TT ACTIVE INTERNATIONAL MUTUAL FUND


          The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia
                               and Far East Index

                     TT INTERNATIONAL INVESTMENT MANAGEMENT


                               [GRAPHIC OMITTED]




                                   Prospectus
                           Institutional Class Shares
                                 Class I Shares
                                 Class 2 Shares
                                 Class 3 Shares



                                  May 1, 2004



               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS




Fund Summary.................................................................
         Investment Goal.....................................................
         Main Investment Strategies..........................................
         Main Risks..........................................................
         Performance History.................................................
         Fees and Expenses...................................................

Additional Investment Strategies and Risks...................................

Managing The Fund............................................................

Distribution Arrangements....................................................

Shareholder Information......................................................
         How to Buy and Sell Shares..........................................
         How the Fund Calculates Share Price.................................

Dividends, Distributions and Taxes (subject to tax review)...................

Financial Highlights.........................................................

Appendix A - Purchases and Sales Directly with the Fund......................

FUND SUMMARY

INVESTMENT GOAL The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index). There is no assurance that the Fund will achieve its goal. The Fund is not required to seek to invest in the same companies that are included in the MSCI EAFE Index or any other index.


The Fund pursues this goal by investing in an underlying investment company, TT EAFE Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.


MAIN INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities in foreign markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal circumstances, 65% or more of the Fund's investments will consist of these securities. These equity and equity-related securities include securities listed on recognized exchanges, convertible bonds, warrants, equity and stock index futures contracts and options, including options on equity securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are tied economically to Europe, Australasia or the Far East. These regions include those countries included in the MSCI EAFE Index. These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets.

The Manager uses both a "top-down" and a "bottom-up" investment strategy in managing the Fund's investment portfolio. As part of its top-down strategy, the Manager uses geopolitical analysis to eliminate countries where the Manager believes it is unsafe to invest and to highlight countries where change is likely to occur. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which it invests, although under normal market circumstances the Fund's investments will involve securities principally traded in at least three different countries.

The Fund's investments may include the securities of issuers located in Australia, Austria, Belgium, China, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Ireland, Italy, Japan, Korea, Malaysia, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. These are not the only countries in which the Fund can invest, and the Fund may invest in companies located in other countries as well.

Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

Within sectors and industries the Manager applies its bottom-up strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

     o    perceived value in a company's assets or earnings, and

     o    the potential for realizing a company's value.


In addition, as part of its bottom-up strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

     o    changes in the Manager's top-down geopolitical analysis,

     o    changes in the Manager's view of a sector or industry,

     o    changes in market conditions or perceptions,

     o changes in a company's value in assets or earnings or the prospect for realizing a company's value, and

     o    opportunities to realize a profit or mitigate a loss.

The Manager may also engage in active and frequent trading of portfolio securities in order to achieve the Fund's investment objective and principal investment strategies.

MAIN RISKS

There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are:

     o STOCK MARKET RISK. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value, the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

     o STOCK SELECTION RISK. Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.

     o PORTFOLIO TURNOVER RISK. To the extent that the Fund's strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

     o FOREIGN INVESTMENT RISK. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          o Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

          o Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

          o Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities. On January 1, 2002, 12 of the 15 countries participating in the European Union (the "Union") adopted the Euro as their sole currency. A monetary and economic union on this scale has never been attempted before, and the long-term consequences of the union are currently unclear. On May 1, 2004 10 additional states joined the Union, taking its numbers to 25. Some or all of the new members may adopt the Euro over time.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

PERFORMANCE HISTORY

The chart and table below provide some indication of the risks of investing in the Fund by illustrating that returns can differ from one year to the next and comparing this information to a broad measure of market performance. The Fund commenced operations on October 2, 2000. Performance figures for periods prior to that date shown in the bar chart and the table include and are based on the performance of the Fund's underlying mutual fund, TT EAFE Portfolio. The performance of the TT EAFE Portfolio prior to October 2, 2000, in turn, is based on the performance of the LKCM International Fund. The LKCM International Fund is a mutual fund that was sub-advised by the Manager since its inception through October 2, 2000. Since that date the LKCM International Fund has invested its assets in the TT EAFE Portfolio. The LKCM International Fund has investment objectives, policies, and strategies substantially similar to those of the Fund. The bar chart shows total returns, and the table compares average annual returns to the performance of the MSCI EAFE Index.


The bar chart shows the performance of the Fund's Institutional Class shares. All shares outstanding on August 31, 2002 were designated Institutional Class shares. Class 1 shares commenced operations on March 13, 2003, and Class 2 and Class 3 shares had not commenced operations as of December 31, 2003. The returns of Class 1, Class 2 and Class 3 shares of the Fund would have been lower than the Institutional Class share returns shown in the bar chart for the periods shown because the expenses of those Classes are higher than those of the Institutional Class.

The performance shown for Class 1 shares in the table below prior to March 13, 2003 is based upon the performance of the Institutional Class shares, adjusted to reflect the estimated total operating expenses of Class 1 shares. The performance shown for Class 2 and Class 3 shares in the table below is the performance of the Fund's Institutional Class shares, because as of December 31, 2003, Class 2 and Class 3 shares had not yet commenced operations. This performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of Class 2 and Class 3 shares are higher than those of Institutional Class shares, the performance shown is higher than the performance of Class 2 and Class 3 shares would have been had those Classes been operational for the periods shown.

After-tax returns for the Fund's Institutional Class shares are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance presented below, before and after taxes, is historical and does not represent projected future investment performance of the Fund.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without these, the results would have been less favorable.

ANNUAL TOTAL RETURN

[Bar Chart]
1998:  10.10%
1999:  42.71%
2000:  (10.77)%
2001:  (29.13)%
2002:  (16.73)%
2003:  ________%

Best and Worst Quarterly Returns
(during periods shown above)
Best:
      ------------------------------
Worst:
       --------------------

1
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR  5 YEARS2(2)    SINCE
                                                ------      -        INCEPTION
AS OF DECEMBER 31, 2002)1(1)
------------------------
Institutional Class shares
     Return Before Taxes ...................       %           %          %
                                                   %           %          %
                                                   %           %          %
     Return After Taxes on Distributions ...
     Return After Taxes on Distributions and
       Sale of Fund Shares .................

Other Classes
(Return Before Taxes Only)

Class 1(3)                                         %           %          %

Class 2(4)                                         %           %          %

Class 3(4)                                         %           %          %

MSCI EAFE Index(5) ..........................

     (1) For periods prior to October 2, 2000 (commencement of operations of the Fund) share performance includes the performance of the Fund's underlying mutual fund, TT EAFE Portfolio, which, in turn, is based on the performance of the LKCM International Fund.

     (2)  LKCM International Fund commenced operations on December 30, 1997.

     (3) For periods prior to March 13, 2003 (commencement of operations of the Class 1 shares), share performance is based upon the performance of the Fund's Institutional Class shares, adjusted to reflect the estimated total operating expenses of Class 1 shares.

     (4) Performance shown is the performance of the Fund's Institutional Class shares because, as of December 31, 2003, Class 2 and Class 3 shares had not yet commenced operations. The actual performance of Class 2 and Class 3 shares would have been lower because the expenses of those Classes are higher than the expenses of the Institutional Class.

     (5) The MSCI EAFE Index, an unmanaged index composed of 21 European and Pacific Basin countries, is the most recognized international index and is weighted by market capitalization. The performance of the Index is presented with gross dividends reinvested and reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not have an initial or deferred sales charge (load).

                               INSTITUTIONAL
                                   CLASS       CLASS 1    CLASS 2     CLASS 3

SHAREHOLDER FEES                    NONE         NONE       NONE       NONE
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
Redemption Fee6*                   2.00%        2.00%       2.00%      2.00%
               -                   -----        -----       -----      -----
ANNUAL OPERATING EXPENSES
(FEES DEDUCTED FROM FUND
ASSETS)+
Management Fees                    0.80%        0.80%       0.80%      0.80%
Distribution (12b-1) Fees
(includes service fees)            None         0.25%       0.75%      1.00%

Other Expenses ++                  %           %           %          %
Total Annual Operating
Expenses                           %           %           %          %
Fee Waiver +++                     %           %           %          %
NET EXPENSES                       1.00%        1.25%       1.75%      2.00%


     * You may be assessed a redemption fee of 2.00% if you redeem or exchange Fund shares within 60 days after their purchase. The Fund reserves the right, in its sole discretion, to waive this redemption fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, if you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.

     + The fund invests in securities through an underlying mutual fund, TT EAFE Portfolio. This table reflects the expenses of the Fund and TT EAFE Portfolio.

     ++ Includes costs of administration, custody, accounting services, and similar expenses.

     +++ The Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily assets for Class 3 shares. This limitation will be in effect until April 30, 2005. The manager may not receive subsequent reimbursement from the Fund of any fees so waived or expenses so reimbursed by the Manager.

EXAMPLE

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for the one year time period. This is only an example; your actual expenses will be different.

                                   1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                   ------   -------    -------    --------
Institutional Class              $         $        $            $
                                  --------  -------- --------     --------
Class I                          $         $        $            $
                                  --------  -------- --------     --------
Class 2                          $         $        $            $
                                  --------  -------- --------     --------
Class 3                          $         $        $            $
                                  --------  -------- --------     --------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies are described in the section entitled "Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

In pursuing its investment objective, the Fund may invest in U.S. markets through American Depositary Receipts (ADRs) and similar instruments. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars.

While the Fund expects to invest mainly in equity securities, the Fund may also invest in investment grade debt securities and below investment grade debt securities ("junk bonds").

The Fund will not participate in initial public offerings or other "hot issues" unless the market capitalization of the issuer exceeds a minimum threshold determined by the Manager from time to time, and the Manager otherwise determines participation to be appropriate.

The Manager may use foreign currency contracts to hedge the Fund's currency exposure at its discretion. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as geopolitical factors and capital flows. In addition, the Manager may purchase and sell stock index futures contracts to hedge against the Fund's exposure to the volatility of securities prices in a particular market or to reallocate the Fund's equity market exposure.

The Fund may, from time to time, take defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest a greater than normal percentage of its assets in cash, cash equivalents and high quality debt securities, and may not be pursuing its investment goal.

INVESTMENT STRUCTURE

The Fund does not invest directly in securities but instead invests in another fund, the TT EAFE Portfolio, having the same investment goal and strategies as the Fund. The TT EAFE Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include, as appropriate, the TT EAFE Portfolio. The Fund may stop investing in the TT EAFE Portfolio at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

ADDITIONAL RISK INFORMATION

The main risks of investing in the Fund are outlined above under "Fund Summary
- Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.

     o DERIVATIVES. The Fund's use of derivatives (such as futures contracts, options and forward foreign currency exchange contracts) may represent a significant portion of the Fund's investments and may he risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in stock prices, interest rates and currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

     o INVESTMENT IN AN UNDERLYING INVESTMENT COMPANY. Investment companies, in addition to the Fund, may invest in the TT EAFE Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

     o INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in debt securities, a change in interest rates could cause the Fund's share price to go down.

     o CREDIT RISK. The Fund may invest in investment grade debt securities and, to a lesser extent, in non-investment grade securities (known as "junk bonds"). It is possible that some issuers will not make payments on debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Fund may invest are more susceptible to these problems than higher quality obligations.

     o JUNK BONDS. Credit risk is more pronounced with so-called "junk bonds" which are debt obligations that are rated below investment-grade. The risk of default may be greater and the market for these securities may be less active, making it more difficult to sell the securities at reasonable prices, and also making valuation of the securities more difficult. The Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

     o CONVERTIBLE SECURITIES. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and, like debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay, or force conversion of, the debt before it matures.

     o EMERGING MARKETS. The Fund may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

MANAGING THE FUND

THE INVESTMENT MANAGER



The Manager for the Fund is TT International Investment Management (TT International), Martin House, 5 Martin Lane, London, England EC4R 0DP The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of March 31, 2004, the Manager had approximately $ billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized and regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority (FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the U.S. Commodity Futures Trading Commission (CFTC).


As payment for serving as Manager, TT International is entitled to receive a management fee at an annual rate of 0.80% of the Fund's average daily net assets, before any waivers or reimbursements.


For the period from January 1, 2003 to December 31, 2003, the Manager received a fee of % of the Fund's average daily net --------- assets, after waivers and reimbursements.


THE PORTFOLIO MANAGERS

The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.

DISTRIBUTION ARRANGEMENTS

The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable Class:


----------------------------------------------------------------------------
                               Class 1      Class 2 Shares  Class 3 Shares
                               Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
DISTRIBUTION FEES               0.25%           0.75%           1.00%
----------------------------------------------------------------------------


These fees are an ongoing expense and, over time these fees will increase the cost of your investment and may cost investors in those Classes more than other types of sales charges. Distribution fees may be used to make payments for distribution and sales of Fund shares, including advertising, marketing or other promotional activity for the Fund.

SEI Investments Distribution Co. is the distributor of the Fund's shares.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor also may make payments for marketing, promotional or related expenses to third parties. The Manager or an affiliate also may make similar payments to the distributor and others under similar arrangements.

SHAREHOLDER INFORMATION

HOW TO BUY AND SELL SHARES

If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.

The Fund may authorize certain brokers, and these brokers may designate intermediaries, to accept on its behalf purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the net asset value next computed after the broker or designee accepts the order. Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker or agent.

If you have purchased shares or plan to invest through a "third party provider," such as a securities broker, bank, trust company, financial supermarket, financial adviser or other service organization, please contact your third party provider for information on the types of available accounts, minimum balances, and buying and selling shares.

If you have purchased shares or plan to invest directly with the Fund, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.

REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders, the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

     o shares purchased through the reinvestment of dividends or other distributions,

     o    redemptions by the Fund of accounts with below minimum balances,

     o    redemptions due to shareholder death or disability, or

     o    certain omnibus accounts and retirement plans approved by the Fund.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the first business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

HOW THE FUND CALCULATES SHARE PRICE

The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. Net asset value is calculated separately for each Class of shares. The share price is the net asset value per share, or NAV This calculation is made for each Class by deducting the amount of the liabilities (debts) attributable to that Class from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Class.

                               Total Assets - Total Liabilities
                               --------------------------------
       Net Asset Value (NAV) = Number of Shares Outstanding

The Fund typically uses market prices to value securities. However, when a market price is not available, or when the Fund has reason to believe the market price does not represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund does not price its shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gains, if any, on an annual. basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

TAXATION OF THE FUND

This discussion is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

TAXABILITY OF DISTRIBUTIONS

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. We will mail you an IRS Form 1099 every January that details your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

NON-U.S. SHAREHOLDERS

If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdiction.

BACKUP WITHHOLDING

The Fund may be required to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds, and certain other payments that are paid to you if you do not furnish certain information and certifications, or if you are otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

TAXABILITY OF TRANSACTIONS

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS


[To be added by amendment.]

APPENDIX A - PURCHASES AND SALES DIRECTLY WITH THE FUND

The following pages provide information on how to invest directly with the Fund and what to expect as a shareholder. IF YOU ARE INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN, SUCH AS A 401(K) PLAN, 403(B) PLAN, SEP-IRA OR SIMPLE IRA, PLEASE CONTACT YOUR EMPLOYER'S PLAN ADMINISTRATOR FOR INFORMATION.

Shares of the Fund also may be purchased through certain "third party providers." IF YOU ARE INVESTING THROUGH A THIRD PARTY PROVIDER - FOR EXAMPLE, A SECURITIES BROKER, BANK, TRUST COMPANY, FINANCIAL SUPERMARKET, FINANCIAL ADVISER OR OTHER SERVICE ORGANIZATION - YOUR PROVIDER MAY HAVE ITS OWN POLICIES OR INSTRUCTIONS THAT YOU WILL NEED TO FOLLOW. PLEASE CONTACT YOUR PROVIDER FOR INFORMATION. EACH CLASS OF SHARES MAY NOT BE AVAILABLE FROM EACH THIRD PARTY PROVIDER.

It is the responsibility of such third party providers to promptly forward purchase orders and payments for shares to the Fund. These providers may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund. The Fund also may pay distribution and/or service fees to third parties for the provision of distribution services and shareholder servicing with respect to the Fund and investors.

TYPES OF ACCOUNTS

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

HOW TO BUY SHARES

Use these instructions to invest directly with the Fund.

These minimum investment levels do not apply to investments by officers or trustees of the Fund or the TT EAFE Portfolio or by partners or employees of the Manager.

MINIMUM INVESTMENTS

                                     NEW ACCOUNTS       ADDITIONAL INVESTMENTS
             Institutional            $3,000,000               $25,000
             Class
             Class 1                  $   50,000               $25,000
             Class 2                  $   50,000               $25,000
             Class 3                  $   50,000               $25,000


To make an initial investment in the Fund, please complete the appropriate application for the class being subscribed for and mail it together with your payment to the address listed below. To make an additional investment in a particular class of the Fund, please submit a letter of instruction to the Fund to that effect and mail it together with your payment to:

FOR REGULAR MAIL:                      FOR OVERNIGHT MAIL:
TT International Funds                 TT International Funds
Post Office Box 446                    c/o Forum Shareholder Services, LLC
Portland, Maine 04112                  Two Portland Square
                                       Portland, Maine 04101

You may pay for shares by personal check in U.S. dollars drawn on a U.S. bank and payable to "TT International Funds." The Fund does not accept purchases made by cash or cash equivalents. For example, you may not pay for shares by money order, cashier's check, bank draft or travelers check. Nor does the Fund accept payment by credit card check or third party check.

You may pay for shares by wire transfer to:

         Deutsche Bank Trust Company Americas
         New York, New York
         ABA #021001033

         For credit to:
         Forum Shareholder Services, LLC
         DDA # 014-65-547
         Reference:
         TT Active International Mutual Fund or TT Europe Mutual Fund, as applicable
         (Your Name)
         (Your Account Number)

Please call 1-888-465-5722 prior to sending a wire.

Transactions are processed at the next determined share price after the transfer agent receives your purchase request, payment and information necessary to process the request.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your shares into the TT Europe Mutual Fund. You may obtain a prospectus for the TT Europe Mutual Fund by calling 1-888-465-5722. You may request an exchange by calling 1-888-465-5722, or in writing. All written requests must be signed by all owners and must include any required signature guarantees (see "Medallion Guarantees" on page A-5). The TT Europe Mutual Fund may impose minimum investment amounts and other limitations upon exchanges into that fund.

The Fund may reject any purchase or exchange order and may suspend, change or withdraw the offering of its shares. In particular, the Fund may limit excessive trading in its shares.

The Fund may impose a redemption fee on shares exchanged within 60 days of purchase. See "How to Sell Shares - Redemption Fee" on page A-4.

HOW TO SELL SHARES

You may sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays from 9 a.m. to 4 p.m. Eastern time). Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

     o    Your account number.

     o    The amount of the transaction (in dollars or shares).

     o Signatures of all owners exactly as registered on the account (for requests by mail).

     o    Medallion guarantees (see "Medallion Guarantees" on page A-5).

     o    Any supporting legal documentation that may be required.

To sell shares of a particular class of the Fund by mail please submit a letter of instruction to the Fund to that effect with a STAMP 2000 Medallion Guarantee and mail such letter to:

FOR REGULAR MAIL:                      FOR OVERNIGHT MAIL:
TT International Funds                 TT International Funds
Post Office Box 446                    c/o Forum Shareholder Services, LLC
Portland, Maine 04112                  Two Portland Square
                                       Portland, Maine 04101

Please note that a redemption request submitted in writing will need to include any required signature guarantees (see "Medallion Guarantees" on page A-5).

To sell shares by telephone please call 1-888-465-5722 for instructions. A telephone redemption request must be received prior to the close of the New York Stock Exchange. If you telephone your request to the Fund's transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Fund nor its transfer agent will be responsible if it acts on telephone instructions it reasonably believes to be genuine.

Shares also may be purchased and sold through certain brokers. These orders are received when the authorized broker or its designee accepts the order and will be priced after they are accepted by the authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders, the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

     o shares purchased through the reinvestment of dividends or other distributions,

     o    redemptions by the Fund of accounts with below-minimum balances,

     o    redemptions due to shareholder death or disability, or

     o    certain omnibus accounts and retirement plans approved by the Fund.

MEDALLION GUARANTEES


You are required to obtain a STAMP 2000 Medallion Guarantee from an Eligible Guarantor for any redemption or exchange requests submitted in writing, changes to a shareholder's record name, redemptions from an account for which the address has changed within the last 30 days, request to send redemption proceeds or dividends to any person, address or financial institution not on record, requests to send redemption proceeds or dividends to an account registered in a name different from yours, or requests to change wire instructions, telephone redemption or exchange options or other elections relating to your account.


Eligible Guarantors may include:

     o    Banks

     o    Savings institutions

     o    Credit unions

     o    Brokers

Note that you cannot get a STAMP 2000 Medallion Guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests. The Fund and its service providers may waive the requirement for a medallion guarantee.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the first business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

MINIMUM BALANCE

If your account falls below the minimum balances noted below because of redemptions, the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days notice and an opportunity to bring the account up to the applicable minimum. The Fund and its service providers may waive this investment minimum.

                                         MINIMUM BALANCE
  Institutional Class                    $3,000,000
  Class 1                                $ 50,000
  Class 2                                $ 50,000
  Class 3                                $ 50,000

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

QUESTIONS?     Shareholders not investing through an employer-sponsored plan or third party provider can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling 1-888-465-5722.

TO GET MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To make shareholder inquiries or obtain copies of the Statement of Additional Information and Annual and Semi-Annual Reports of the Fund, free of charge, contact your employer's plan administrator or your third party provider. IF YOU ARE NOT INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN OR THIRD PARTY PROVIDER call 1-888-465-5722 or write to:


FOR REGULAR MAIL:                      FOR OVERNIGHT MAIL:
TT International Funds                 TT International Funds
Post Office Box 446                    c/o Forum Shareholder Services, LLC
Portland, Maine 04112                  Two Portland Square
                                       Portland, Maine 04101


SECURITIES AND EXCHANGE COMMISSION

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, . Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

                              TT Europe Mutual Fund


          The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe Index

                     TT International Investment Management


                                [GRAPHIC OMITTED]




                                   Prospectus
                           Institutional Class Shares
                                 Class 1 Shares
                                 Class 2 Shares
                                 Class 3 Shares


                                   May 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

Fund Summary..................................................................
         Investment Goal......................................................
         Main Investment Strategies...........................................
         Main Risks...........................................................
         Performance History..................................................
         Fees and Expenses....................................................

Additional Investment Strategies and Risks....................................

Managing the Fund.............................................................

Distribution Arrangements.....................................................

Shareholder Information.......................................................
         How to Buy and Sell Shares...........................................
         How the Fund Calculates Share Price..................................

Dividends, Distributions and Taxes............................................

Financial Highlights..........................................................

Appendix A  Purchases and Sales Directory with the Fund.......................

                                  Fund Summary

Investment Goal

The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index). There is no assurance that the Fund will achieve its goal or that the performance of the Fund will be similar to the performance of the MSCI Europe Index.

The Fund pursues its goal by investing in an underlying investment company, TT Europe Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.

Main Investment Strategies

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities traded in European markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal market conditions, the Fund will invest at least 90% of its total assets in equity or equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including common stocks, preferred stocks, warrants, cash used to cover any outstanding warrant positions, and convertible debt securities. The Fund may participate in initial public offerings or other "hot issues" if the Manager determines participation to be appropriate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of European issuers and other securities that are tied economically to Europe. Europe includes those countries included in the MSCI Europe Index. These securities include those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets.

Required Country Allocations. Under normal market conditions, the Fund must allocate its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index. This is intended to provide the Fund with a level of diversification among the different countries within the MSCI Europe Index.

The MSCI Europe Index is an index of approximately 550 common stocks of companies domiciled in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund is not required to invest in each of the countries included in the Index or to allocate its investments among these countries in exactly the same proportions as their weightings in the Index. Instead, the maximum percentage of the Fund's assets that may be invested in securities traded on exchanges located in different European countries will be determined as follows:

-------------------------------------------------------
  Percentage or the MSCI Europe    Maximum
  index, measured by market        percentage of the
  capitalization, that is          Fund's assets that
  comprised of                     may be invested in
  securities traded on exchanges   securities traded
  in a                             on
  certain count                    exchanges in that
                                   country:
-------------------------------------------------------
-------------------------------------------------------
  0%, up to and including 5%       15%
-------------------------------------------------------
-------------------------------------------------------
  greater than 5%, up to and       25%
  including 10%
-------------------------------------------------------
-------------------------------------------------------
  greater than 10%, up to and      35%
  including 20%
-------------------------------------------------------
-------------------------------------------------------
  greater than 20%, up to and      45%
  including 30%
-------------------------------------------------------
-------------------------------------------------------
  greater than 30%, up to and      55%
  including 40%
-------------------------------------------------------
-------------------------------------------------------
  greater than 40%, up to and      65%
  including 50%
-------------------------------------------------------
-------------------------------------------------------
  greater than 50%, up to and      75%
  including 60%
-------------------------------------------------------

For example, if 30% of the MSCI Europe Index measured by market capitalization consists of securities traded on exchanges located in the United Kingdom, no more than 45% of the Fund's total assets may be invested in securities traded on exchanges located in that country. The Fund may revise the percentages in the table above, or adopt alternative standards for attributing European companies to particular European countries, if exchanges in European countries included in the MSCI Europe Index are merged or are otherwise reorganized.

The Fund is not required to invest in the same securities that are included in the MSCI Europe Index. For example, if the Fund is permitted to invest up to 45% of its total assets in securities traded on exchanges located in the United Kingdom, it may invest up to 45% of its total assets in these securities regardless of whether or not they are included in the Index.

Selection of Investments for the Fund. The Manager uses both a "top-down" and a "bottom-up" investment strategy in selecting stocks and other equity and equity-related securities for the Fund. As part of its top-down strategy, the Manager uses geopolitical analysis to determine the percentage of the Fund's assets that are to be invested in a particular country, within the country limitations described above. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.

Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

Within sectors and industries the Manager applies its bottom-up strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

     o    perceived value in a company's assets or earnings, and

     o    the potential for realizing a company's value.

In addition, as part of its bottom-up strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

     o    changes in the Manager's top-down geopolitical analysis,

     o    changes in the Manager's view of a sector or industry,

     o    changes in market conditions or perceptions,

     o changes in a company's value in assets or earnings or the prospect for realizing a company's value, and

     o    opportunities to realize a profit or mitigate a loss.

The Manager also may engage in active and frequent trading of portfolio securities in order to achieve the Fund's investment objective and principal investment strategies.

Main Risks

There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are: o Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

     o Stock Selection Risk. Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.

     o Portfolio Turnover Risk. To the extent that the Fund's strategies lead it to buy and sell securities more actively than many funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

     o Foreign Investment Risk. European stocks may be affected by adverse political, social and economic developments abroad, and may be subject to risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

          Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities.

     o Country/Region Risk. A particular country or region (such as Europe) may be hurt by adverse political, social and economic developments in that country or region, and investments in that country or region may lose money. The Fund may be more negatively affected by such developments than a mutual fund that invests in a larger number of countries and/or regions.


     o Euro Risk. Certain European countries have joined the European Economic Union (EU), and others may do so. On January 1, 2002, twelve of the fifteen countries participating in the EU adopted the Euro as their sole currency. The consequences of the Euro conversion are presently unclear. Monetary and economic union on this scale has not been attempted before. On May 1, 2004, ten additional states will join the EU, taking its number up to twenty-five. Some or all of the new members may adopt the Euro over time.


     o Required Country Allocations. The Fund must, under normal market conditions, allocate its investments among European countries within parameters based upon the weightings of those countries in the MSCI Europe Index, as described above. This may limit the Manager's ability to pursue the most attractive investment opportunities.

     o Initial Public Offerings. A portion of the Fund may be invested in initial public offerings (IPOs). The impact of investments in IPOs may be greater when a fund has a smaller asset base. If the size of the Fund increases, there is no guarantee that the Fund's performance will be impacted to the same extent by IPOs. Nor is there any guarantee that the Fund will continue to be able to participate in IPOs. Securities issued in IPOs have no trading history and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. The Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund, because it may not be eligible to purchase securities in a particular IPO under the Manager's IPO allocation policy, or because under certain market conditions few companies may issue securities in IPOs.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

Performance History


The chart and table below provide some indication of the risks of investing in the Fund by illustrating that returns can differ from one year to the next and comparing this information to a broad measure of market performance. The Fund commenced operations on February 12, 2001.

The bar chart shows the performance of the Fund's Institutional Class shares. All shares outstanding on August 31, 2002 were designated Institutional Class shares. Class 1 shares commenced operations on August 4, 2003 and Class 2 and Class 3 shares had not commenced operations as of December 31, 2003. The returns of Class 1, Class 2 and Class 3 shares of the Fund would have been lower than the Institutional Class share returns shown in the bar chart for the periods shown because expenses of those Classes are higher than those of the Institutional Class.

The performance shown for Class 1 shares in the table below prior to August 4, 2003 is based upon the performance of the Institutional Class shares, adjusted to reflect the estimated total operating expenses of Class 1 shares. The performance shown for Class 2 and Class 3 shares in the table below is the performance of the Fund's Institutional Class shares, because as of December 31, 2003, Class 2 and Class 3 shares had not yet commenced operations. This performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of Class 2 and Class 3 shares are higher than those of Institutional Class shares, the performance of Institutional Class shares is higher than the performance of Class 2 and Class 3 shares would have been had those Classes been operational for the periods shown.

After-tax returns for the Fund's Institutional Class shares are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance presented below, before and after taxes, is historical and does not represent projected future investment performance of the Fund.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without these, the results would have been less favorable.

Annual Total Returns
[Bar Chart]
2002:  (13.86%)
2003:  ______%

Best and Worst Quarterly Returns
(during period shown above)
Best:
Worst:

Average Annual Total Returns                                                                         Since
as of December 31, 2003                                                       1 Year              2/12/01(1)
----------------------------------                                            ------              ----------
Institutional Class Shares
     Return Before Taxes .....................................                ____%                  ____%
     Return After Taxes on Distributions......................                ____%                  ____%
     Return After Taxes on Distributions and
       Sale of Fund Shares....................................                ____%                  ____%
---------------------------------------------------------------------- --------------------- ----------------------
---------------------------------------------------------------------- --------------------- ----------------------

Other Classes
(Return Before Taxes Only)
Class 1(2)....................................................                ____%                  ____%
Class 2(3)....................................................                ____%                  ____%
Class 3(3)....................................................                ____%                  ____%
---------------------------------------------------------------------- --------------------- ----------------------
---------------------------------------------------------------------- --------------------- ----------------------

MSCI Europe Index(4)..........................................                ____%                  ____%

(1)  Commencement of operations of the Fund.

(2) For periods prior to August 4, 2003 (commencement of operations of Class 1 shares), share performance is based upon the performance of Institutional Class Shares, adjusted to reflect the estimated total operating expenses of Class 1 shares.

(3) Performance shown is the performance of the Fund's Institutional Class shares because, as of December 31, 2003, Class 2 and Class 3 shares had not yet commenced operations. The actual performance of Class 2 and Class 3 shares would have been lower because the expenses of those Classes are higher than the expenses of the Institutional Class.

(4) The MSCI Europe Index is an unmanaged index of equity securities originating in one of the 16 European countries, with all values expressed in U.S. dollars. The performance of the Index is presented with gross dividends reinvested and reflects no deduction for fees, expenses or taxes.

Fees and Expenses

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not have an initial or deferred sales charge (load).


                                          Institutional
                                              Class           Class 1         Class 2         Class 3
Shareholder Fees                               None            None            None            None
(fees paid directly from
your investment)

Redemption Fee*                               2.00%            2.00%           2.00%            2.00%
                                              -----            -----           -----            -----

Annual Operating Expenses
(fees deducted from Fund
assets)+

Management Fees                               1.50%            1.50%           1.50%            1.50%
Distribution (12b-l) Fees
(includes service fees)                        None            0.25%           0.75%            1.00%

Other Expenses ++                             _____%          _____%           _____%          _____%
Total Annual Operating
Expenses                                      _____%          _____%           _____%          _____%
--------
Fee Waiver +++                                _____%          _____%           _____%          _____%
Net Expenses                                  1.00%            1.25%           1.75%            2.00%

------------

* You may be assessed a redemption fee of 2.00% if you redeem or exchange Fund shares within 60 days after their purchase. The Fund reserves the right, in its sole discretion, to waive this redemption fee when, in the judgment of the Manager, such waiver would be in the best interest of the Fund. In addition, if you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.

+ The Fund invests in securities through an underlying mutual fund, TT Europe Portfolio. This table reflects the expenses of the Fund and TT Europe Portfolio.


++ Includes costs of administration, custody, accounting services, and similar expenses.

+++ The Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Fund's Board of Trustees, this limitation will be in effect until December 31, 2014.


EXAMPLE

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for each of the time periods noted below. This is only an example; your actual expenses will be different.


                          1 Year        3 Years       5 Years       10 Years
                          ------        -------       -------       --------
Institutional Class       $___          $___          $ ___         $___
Class 1                   $___          $___          $ ___         $___
Class 2                   $___          $___          $ ___         $___
Class 3                   $___          $___          $ ___         $___


Additional Investment Strategies and Risks

The Fund's principal investment strategies are described in the section entitled "Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

If there are changes in the European countries listed in the MSCI Europe Index or in the weightings of the countries within the Index, the Manager may seek to promptly reflect the changes in the allocation of the Fund's investments among different European countries. The Manager will monitor the MSCI Europe Index and, as it deems appropriate, adjust the Fund's investments according to the weightings in the Index daily.


In pursuing its investment objective, the Fund may invest in Global Depositary Receipts (GDRs), American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs are designed for use in the U.S. securities markets and EDRs and GDRs are designed for use in European and global securities markets. Many depositary receipts are eligible to trade on all U.S. stock exchanges as well as on many European stock exchanges.


The Fund may invest up to 5% of its assets in warrants and convertible securities. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.

The Manager may use foreign currency contracts to hedge the Fund's currency exposure. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as geopolitical factors and capital flows.

The Fund may, from time to time, take defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest a greater than normal percentage of its assets in cash, cash equivalents and high quality debt securities. This investment strategy may prevent the Fund from allocating its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index.

INVESTMENT STRUCTURE

The Fund does not invest directly in securities but instead invests in another fund, the TT Europe Portfolio, having the same investment goal and strategies as the Fund. The TT Europe Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include, as appropriate, the TT Europe Portfolio. The Fund may stop investing in the TT Europe Portfolio at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

ADDITIONAL RISK INFORMATION

The main risks of investing in the Fund are outlined above under "Fund Summary
- Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.

     o Derivatives. The Fund's use of derivatives (such as forward foreign currency exchange contracts) may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

     o Investment in an Underlying Investment Company. Investment companies, in addition to the Fund, may invest in the TT Europe Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

     o Convertible Securities. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and are also subject to interest rate risk and the credit risk of their issuers. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in convertible debt securities, a change in interest rates could cause the Fund's share price to go down. Also, it is possible that some issuers will not make payments on convertible debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a convertible security can also affect the security's liquidity and make it more difficult for the Fund to sell. Call provisions may allow the issuer of a debt security to repay, or force conversion of, the security before it matures.

Managing the Fund

THE INVESTMENT MANAGER


The Manager for the Fund is TT International Investment Management (TT International), Martin House, 5 Martin Lane, London, England EC4R 0DE The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of March 31, 2004, the Manager had approximately $____ billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized and regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority (FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the U.S. Commodity Futures Trading Commission (CFTC).

As payment for serving as Manager, TT International is entitled to receive a management fee at an annual rate of 1.50% of the Fund's average daily net assets, before any waivers or reimbursements. This fee is higher than the management fee paid by most mutual funds.

For the period from January 1, 2003 to December 31, 2003, the Fund received a fee of ___% of the Fund's average daily net assets, after waivers and reimbursements.

THE PORTFOLIO MANAGERS

The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.



Distribution Arrangements

The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable Class:


-----------------------------------------------------------------------
                                 Class 1       Class 2      Class 3
                                 Shares        Shares       Shares
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Distribution Fees                 0.25%         0.75%        1.00%
-----------------------------------------------------------------------

These fees are an ongoing expense and, over time these fees will increase the cost of your investment and may cost investors in those Classes more than other types of sales charges. Distribution fees may be used to make payments for distribution and sales of Fund shares, including advertising, marketing or other promotional activity for the Fund.

SEI Investments Distribution Co. is the distributor of the Fund's shares.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources.

The distributor may also make payments for marketing, promotional or related expenses to third parties. The Manager or an affiliate also may make similar payments to the distributor and others under similar arrangements.

Shareholder Information

How to Buy and Sell Shares

If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.

The Fund may authorize certain brokers, and these brokers may designate intermediaries, to accept on its behalf purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the net asset value next computed after the broker or designee accepts the order. Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker or agent.

If you have purchased shares or plan to invest through a "third party provider," such as a securities broker, bank, trust company, financial supermarket, financial adviser or other service organization, please contact your third party provider for information on the types of available accounts, minimum balances, and buying and selling shares.

If you have purchased shares or plan to invest directly with the Fund, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.

REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

     o shares purchased through the reinvestment of dividends or other distributions,

     o    redemptions by the Fund of accounts with below-minimum balances,

     o    redemptions due to shareholder death or disability, or

     o    certain omnibus accounts and retirement plans approved by the Fund.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the first business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

How the Fund Calculates Share Price

The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. Net asset value is calculated separately for each Class of shares. The share price is the net asset value per share, or NAV This calculation is made for each Class by deducting the amount of the liabilities (debts) attributable to that Class from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Class.

                                            Total Assets - Total Liabilities
                                            ________________________________

Net Asset Value (NAV) =                     Number of Shares Outstanding

The Fund typically uses market prices to value securities. However, when a market price is not available, or when the Fund has reason to believe the market price does not represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund does not price its shares.

Dividends, Distributions and Taxes

DISTRIBUTIONS

The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gains, if any, on an annual basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

TAXATION OF THE FUND

This discussion is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

TAXABILITY OF DISTRIBUTIONS

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid. the previous December. We will mail you an IRS Form 1099 every January that details your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

NON-U.S. SHAREHOLDERS

If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdiction.

BACKUP WITHHOLDING

The Fund may be required to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds, and certain other payments that are paid to you if you do not furnish certain information and certifications or if you are otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

TAXABILITY OF TRANSACTIONS

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Financial Highlights


[To be added by amendment]

Appendix A

Purchases and Sales Directory with the Fund

The following pages provide information on how to invest directly with the Fund and what to expect as a shareholder. If you are investing through an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information.

Shares of the Fund also may be purchased through certain "third party providers." If you are investing through a third party provider - for example, a securities broker, bank, trust company, financial supermarket, financial adviser or other service organization - your provider may have its own policies or instructions that you will need to follow. Please contact your provider for information. Each Class of shares may not be available from each third party provider.

It is the responsibility of such third party providers to promptly forward purchase orders and payments for shares to the Fund. These providers may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund. The Fund also may pay distribution and/or service fees to third parties for the provision of distribution services and shareholder servicing with respect to the Fund and investors.

Types of Accounts

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

How to Buy Shares

Use these instructions to invest directly with the Fund.

These minimum investment levels do not apply to investments by officers or trustees of the Fund or the TT Europe Portfolio or by partners or employees of the Manager.

Minimum Investments
                      New Accounts                   Additional Investments
Institutional
Class                  $50,000                        $25,000
Class 1                $50,000                        $25,000
Class 2                $50,000                        $25,000
Class 3                $50,000                        $25,000



To make an initial investment in the Fund, please complete the appropriate application for the class being subscribed for and mail it together with your payment to the address listed below. To make an additional investment in a particular class of the Fund, please submit a letter of instrument to the Fund to that effect and mail it together with your payment to:

For regular mail:                      For overnight mail:
TT International Funds                 TT International Funds
Post Office Box 446                    c/o Forum Shareholder Services, LLC
Portland, Maine 04112                  Two Portland Square
                                       Portland, Maine 04101

You may pay for shares by personal check in U.S. dollars drawn on a U.S. bank and payable to "TT International Funds." The Fund does not accept purchases made by cash or cash equivalents. For example, you may not pay for shares by money order, cashier's check, bank draft or travelers check. Nor does the fund accept payment by credit card check or third party check.

You may pay for shares by wire transfer to:

         Deutsche Bank Trust Company Americas
         New York, New York
         ABA #021001033

         For credit to:
         Forum Shareholder Services, LLC
         DDA #014-65-547
         Reference:
         TT Active International Mutual Fund or TT Europe Mutual Fund, as applicable
         (Your Name)
         (Your Account Number)

Please call 1-888-465-5722 prior to sending a wire.

Transactions are processed at the next determined share price after the transfer agent receives your purchase request, payment and information necessary to process the request.

How to Exchange Shares

You may exchange all or a portion of your shares into the TT Active International Mutual Fund. You may obtain a prospectus for the TT Active International Mutual Fund by calling 1-888-465-5722. You may request an exchange by calling 1-888-465-5722, or in writing. All written requests must be signed by all owners and must include any required signature guarantees (see "Medallion Guarantees" on page A-4). The TT Active International Mutual Fund may impose minimum investment amounts and other limitations upon exchanges into that Fund.

The Fund may reject any purchase or exchange order and may suspend, change or withdraw the offering of its shares. In particular, the Fund may limit excessive trading in its shares.

The Fund may impose a redemption fee on shares exchanged within 60 days of purchase. See "How to Sell Shares - Redemption Fee" on page A-4.

How to Sell Shares

You may sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays from 9 a.m. to 4 p.m. Eastern time). Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

     o    Your account number.

     o    The amount of the transaction (in dollars or shares).

     o Signatures of all owners exactly as registered on the account (for requests by mail).

     o    Medallion guarantees, if required (see "Medallion Guarantees" on page
          A-4).

     o    Any supporting legal documentation that may be required.


To sell shares of a particular class of the Fund by mail please submit a letter of instruction to the Fund to that effect with a STAMP 2000 Medallion Guarantee and mail such letter to:

For regular mail:                      For overnight mail:
TT International Funds                 TT International Funds
Post Office Box 446                    c/o Forum Shareholder Services, LLC
Portland, Maine 04112                  Two Portland Square
                                       Portland, Maine 04101

Please note that a redemption request submitted in writing will need to include any required signature guarantees (see "Medallion Guarantees" below).

To sell shares by telephone please call 1-888-465-5722 for instructions. A telephone redemption request must be received prior to the close of the New York Stock Exchange. If you telephone your request to the Fund's transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Fund nor its transfer agent will be responsible if it acts on telephone instructions it reasonably believes to be genuine.

Shares also may be purchased and sold through certain brokers. These orders are received when the authorized broker or its designee accepts the order and will be priced after they are accepted by the authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

REDEMPTION FEE

Investors who engage in excessive trading in and out of the Fund generate additional costs, which would be borne by all shareholders. To minimize such costs and for the protection of the remaining shareholders, the Fund has adopted a redemption fee policy. Accordingly, shares redeemed or exchanged within 60 days of purchase will be subject to a fee of 2.00%. Such fee will be paid to the Fund to defray the cost associated with early or frequent redemptions. The Fund reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Manager, such waiver would be in the best interests of the Fund. In addition, this fee will not apply to:

     o shares purchased through the reinvestment of dividends or other distributions,

     o    redemptions by the Fund of accounts with below-minimum balances,

     o    redemptions due to shareholder death or disability, or

     o    certain omnibus accounts and retirement plans approved by the Fund.

MEDALLION GUARANTEES


You are required to obtain a STAMP 2000 Medallion Guarantee from an Eligible Guarantor for any redemption or exchange requests submitted in writing, changes to a shareholder's record name, redemptions from an account for which the address has changed within the last 30 days, request to send redemption proceeds or dividends to any person, address or financial institution not on record, requests to send redemption proceeds or dividends to an account registered in a name different from yours, or requests to change wire instructions, telephone redemption or exchange options or other elections relating to your account.


Eligible Guarantors may include:

     o    Banks

     o    Savings institutions

     o    Credit unions

     o    Brokers

Note that you cannot get a STAMP 2000 Medallion Guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests. The Fund and its service providers may waive the requirement for a medallion guarantee.

POSTPONEMENT OF SALE PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

You will receive your redemption (sale) proceeds normally on the first business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any day on which the New York Stock Exchange is closed or on which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

LARGE REDEMPTIONS

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

Minimum Balance

If your account falls below the minimum balances noted below because of redemptions, the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days notice and an opportunity to bring the account up to the applicable minimum. The Fund and its service providers may waive this investment minimum.


                                           Minimum Balance
                                      ------------------------------
                                      ------------------------------
         Institutional Class                  $50,000
         Class 1                              $50,000
         Class 2                              $50,000
         Class 3                              $50,000

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

Questions?     Shareholders not investing through an employer-sponsored plan or third party provider can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling 1-888-465-5722.

To Get More Information

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To make shareholder inquiries or obtain copies of the Statement of Additional Information and Annual and Semi-Annual Reports of the Fund, free of charge, contact your employer's plan administrator or your third party provider. If you are not investing through an employer-sponsored retirement plan or third party provider call 1-888-465-5722 or write to:


     For regular mail -                    For overnight mail -
     TT International Funds                TT International Funds
     Post Office Box 446                   c/o Forum Shareholder Services, LLC
     Portland, Maine 04112                 Two Portland Square
                                           Portland, Maine 04101


SECURITIES AND EXCHANGE COMMISSION

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, www.sec.gov. Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2004


                      TT ACTIVE INTERNATIONAL MUTUAL FUND
              (A SERIES OF TT INTERNATIONAL U.S.A. FEEDER TRUST)



TABLE OF CONTENTS                                                          PAGE


1.   The Fund .............................................................
2.   Investment Objectives; Information Concerning Investment
     Structure; Investment Policies and Restrictions ......................
3.   Determination of Net Asset Value; Valuation of Portfolio Securities;
     Additional Purchase Information ......................................
4.   Management of the Fund and the Portfolio..............................
5.   Independent Auditors .................................................
6.   Taxation..............................................................
7.   Portfolio Transactions and Brokerage Commissions .....................
8.   Description of Shares, Voting Rights and Liabilities..................
9.   Financial Statements..................................................
Appendix A -- Proxy Voting Policies........................................ A-1

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated May 1, 2004, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page __ hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by contacting his or her employer's plan administrator or third party service provider that sells shares of the Fund or by calling 1-888-465-5722.


     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                  1. THE FUND

     TT Active International Mutual Fund (the "Fund") is a diversified open-end management investment company. Prior to September 1, 2002, the Fund was called TT EAFE Mutual Fund. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000. The Fund commenced operations on October 2, 2000.

     References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.


     TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by SEI Investments Distribution Co. ("SIDCO"), the Fund's distributor (the "Distributor"). Shares may be purchased from the Distributor, or from certain third party providers, such as securities brokers, banks, trust companies, financial supermarkets, financial advisers or other service organizations ("third party providers") that have entered into agreements with the Fund. The Distributor and third party providers may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


     The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

                           2. INVESTMENT OBJECTIVES;
                 INFORMATION CONCERNING INVESTMENT STRUCTURE;
                     INVESTMENT POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES

     The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index").

     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

                  INFORMATION CONCERNING INVESTMENT STRUCTURE

     As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the

Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

     The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.


     A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


                              INVESTMENT POLICIES

     The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

     EQUITY-RELATED SECURITIES. The equity and equity-related securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

     PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from a corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have to be exercised within a shorter time period and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

     The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

     Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

     The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

     FOREIGN SECURITIES. The Fund will invest in securities of foreign issuers. These investments may include the securities of issuers located in Australia, Austria, Belgium, China, (including Hog Kong), the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, India, Ireland, Italy, Japan, Korea, Malaysia, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. These are not the only countries in which the Fund can invest, and the Fund may invest in companies located in other countries as well. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East. This region includes those countries included in the Morgan Stanley Capital International Europe, Australasia and Far East Index. These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the policy regarding investing at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East.


     Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.


     EUROPEAN UNION ("EU"). On January 1, 2002, the Euro became the sole currency of 12 of the 15 countries participating in the EU, namely Austria,

     Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. On May 1, 2004, 10 additional countries will join the EU. Some or all of these new countries may adopt the Euro over time. The EU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. The EU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EU-participating countries, including:
(i) monetary and economic union on this scale has never before been attempted;
(ii) instability within the EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Fund's portfolio; (iii) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (iv) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Fund.


     AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

     FIXED-INCOME SECURITIES. The fixed-income securities in which the Fund may invest include U.S. Government securities and corporate debt securities.

     INVESTMENT GRADE FIXED-INCOME SECURITIES. Investment grade fixed-income securities include:

     o    U.S. government securities;

     o Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by Standard & Poor's Ratings Services
          ("S & P"));

     o Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S & P);

     o Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S & P); and

     o Repurchase agreements involving investment grade fixed-income securities.

     Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, TT International will consider what action, if any, should be taken consistent with the Fund's investment objective.

     U.S. GOVERNMENT SECURITIES. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when TT International is satisfied that the credit risk is acceptable.

     The Fund may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

     LOWER RATED FIXED-INCOME SECURITIES. The Fund may invest in lower rated fixed income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and the Fund's income would also decline.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investor Services Inc. ("Moody's") or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower rated securities go up and down in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fixed-income securities. Conversely, during periods of rising interest rates, the value of the Fund's fixed-income securities will generally decline. The values of lower rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

     Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     CORPORATE DEBT SECURITIES. The Fund may invest in investment grade and below investment grade U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments). The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchases it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

     WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

     DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

     OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

     There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     The Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. The Fund will only sell OTC Options that are subject to a buyback provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

     There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, TT International must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Fund will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other Nationally Recognized Statistical Rating Organization ("NRSRO").

     OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where the Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund) the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

     Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

     After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.


     The Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by the Fund upon sale of open futures contracts. Futures contracts are typically not completed when the Manager decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.


     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

     The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Alternatively, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Use of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When the Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.


     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission ("SEC"), as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market.


     For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of TT International it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.


     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, TT International determines the liquidity of the Fund's investments and, through reports from TT International and the Fund's administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund's investments, TT International may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to OTC options that the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Fund will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by TT International under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.


     RESTRICTED SECURITIES. The Fund is permitted to invest in restricted securities. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

     CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

     TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

          The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

     (2) Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

     (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase; and

     (4) U.S. Government obligations, including bills, notes and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue.

     OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

     SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

     It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

                           ------------------------

     The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

     FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Neither the Fund nor the Portfolio may:

     (1)  invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

     (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

     (7) underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; provided, further, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

     (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     With respect to Fundamental Restriction (9) above, "senior securities" include, with limited exceptions, any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The 1940 Act generally prohibits open-end investment companies, such as the Fund, from issuing senior securities, but provides exceptions to this prohibition and to the definition of senior security, including, but not limited to, exceptions for borrowings from banks and for temporary purposes if certain conditions are met.

     NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of nonfundamental policy, the Fund and the Portfolio will not:

     (a) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

     (b) pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;

     (c) invest more than an aggregate of 15% of the net assets of the Fund or the Portfolio, as applicable, in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding certain foreign securities, securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain OTC options;

     (d) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act;

     (e) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

     (f) invest less than 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East.

     PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction
(6), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.



                     3. DETERMINATION OF NET ASSET VALUE;
            VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE
                                  INFORMATION

                                NET ASSET VALUE

     The net asset value of each share of each Class of the Fund is determined on each day during which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of each Class of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) attributable to the Class by the number of shares of the Class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio.


                                   VALUATION

     EQUITY SECURITIES. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are generally valued at the last quoted sale price on the primary exchange or market on which they are traded on the valuation date (or at approximately 4:00 p.m. eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

     DEBT SECURITIES. Debt securities are generally priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which is intended to approximate market value.

     OPTIONS, FUTURES AND FORWARDS. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

     CURRENCY CONVERSIONS. The prices for foreign securities not priced in U.S. dollars are reported in local currency and converted to U.S. dollars using currency exchange rates provided daily by recognized independent pricing agents pursuant to contracts with the Portfolio's administrator. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

     USE OF THIRD PARTY PRICING AGENTS. Pursuant to contracts with the Fund's administrator, prices for most securities are provided daily by recognized independent pricing agents. The valuations provided by the independent, third-party pricing agents are reviewed daily by the administrator. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator seeks to obtain a bid price from at least one independent broker.

     FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available," or which cannot be valued using the methodologies described above, will generally be valued in accordance with the fair value procedures established by the Boards of Trustees of the Portfolio Trust. However, a security is not required to be fair valued if the aggregate impact to the Portfolio's net asset value would be less than $0.01 per share if all securities that would otherwise be required to be fair valued were assumed to be worthless in a hypothetical worst-case scenario. In such cases, the most recent available market value for such security may be used.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities has occurred between the time of the security's last trade and the time that the Portfolio calculates its net asset value. If such an event occurs, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Portfolio Trust.

     Generally, the fair value of a portfolio security shall be the amount that the Portfolio might reasonably expect to receive upon its current sale. Some of the information which the Valuation Committee may review when making a determination as to the fair value of a portfolio security include: (i) the type of security or asset; (ii) the cost at date of purchase; (iii) the size of the Portfolio's holding; (iv) the last trade price; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the adviser's evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of issuer; (viii) special reports prepared by analysts; (ix) information as to any transactions or offers with respect to the security; (x) existence of merger proposals or tender offers affecting the security; (xi) the price and extent of public trading in similar securities of the issuer or compatible companies and other relevant matters; (xii) changes in interest rates; (xiii) observations from financial institutions; (xiv) government (domestic or foreign) actions or pronouncements;
(xv) other news events; and (xvi) other possible methods of valuing portfolio securities.

     The fair value procedures are principally implemented by the Valuation Committee of the Portfolio Trust.


                        ADDITIONAL PURCHASE INFORMATION

     The Fund may authorize certain third party providers to accept on its behalf purchase and redemption orders and may authorize these third parties to designate intermediaries to accept such orders. The Fund will be deemed to have received such an order when an authorized third party provider or its designee accepts the order.

     Orders will be priced at the net asset value of the applicable share Class of the Fund next computed after they are accepted by an authorized third party provider or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker, agent or other third party provider.

     The Fund offers Institutional Class, Class 1, Class 2 and Class 3 shares. Each Class of shares of the Fund represents an interest in the same portfolio of investments. Each Class is identical in all respects except that the minimum investment amounts and minimum account balances are different and that each Class bears its own distribution and service fees if applicable, and each Class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. Each Class will bear other fees and expenses proportionately based on the relative net assets of the Classes. As a result of the differences in the expenses borne by each Class of shares, net income per share and dividends per share will vary for each Class of shares. There are no conversion, preemptive or other subscription rights.

                  4. MANAGEMENT OF THE FUND AND THE PORTFOLIO

     The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

     The Trustees and officers of the Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is One Freedom Valley Drive, Oaks, PA 19456. Each Trustee and officer holds office until that individual resigns, retires or is otherwise removed or replaced.

                 TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

NON-INTERESTED TRUSTEES (l)

---------------------------------------------------------------------------------------------------------
 NAME AND     POSITION(S)      TERM OF         NUMBER OF         PRINCIPAL OCCUPATION(S) DURING PAST 5
   AGE       HELD WITH THE    OFFICE AND   PORTFOLIOS IN FUND     YEARS; OTHER DIRECTORSHIPS HELD BY
                TRUSTS        LENGTH OF        COMPLEX                         TRUSTEE
                                TIME         OVERSEEN BY
                               SERVED          TRUSTEE

---------------------------------------------------------------------------------------------------------
 John A.     Trustee of       Since        TT International      Retired (since December 1999); Senior
 Benning     the Trust        August       U.S.A. Master &       Vice President and General Counsel,
 Age: 69     and the          2000         Feeder Trusts: 4      Liberty Financial Companies, Inc.
             Portfolio                     Portfolios            (financial services) (1994-1999).
             Trust
                                                                 Trustee, Liberty All-Star Equity Fund
                                                                 (one mutual fund) (since October
                                                                 2002); Director, Liberty All-Star
                                                                 Growth Fund, Inc. (one mutual fund)
                                                                 (since October 2002); Director, ICI
                                                                 Mutual Insurance Company (since June
                                                                 2000); Former Director, SageLife
                                                                 Assurance of America (variable annuity
                                                                 insurance company) (June 2000-April
                                                                 2003); General Partner, Mad River
                                                                 Green Partners (real estate) (since
                                                                 1972).

---------------------------------------------------------------------------------------------------------
 Peter O.    Trustee of       Since        TT International      Counsel, Harter, Secrest & Emery LLP
 Brown Age:  the Trust        August       U.S.A. Master &       (law firm) (since 2001); Partner,
 63          and the          2000         Feeder Trusts: 4      Harter, Secrest & Emery LLP
             Portfolio                     Portfolios            (from 1998-2000).
             Trust
                                                                 Trustee, CGM Trust (three mutual
                                                                 funds) and CGM Capital Development
                                                                 Fund (one mutual fund) (since June
                                                                 1993).

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Robert W.   Trustee of       Since        TT International      Self-Employed Consultant (since
 Uek Age:    the Trust        August       U.S.A. Master &       1999); Partner,
 62          and the          2000         Feeder Trusts: 4      PricewaterhouseCoopers LLP
             Portfolio                     Portfolios            (accounting firm) (1998 to June 1999).
             Trust
                                                                 Trustee, Hillview Investment Trust II
                                                                 (three mutual funds) (since September
                                                                 2000).

---------------------------------------------------------------------------------------------------------

(1) Non-Interested Trustees are those Trustees who are not "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.


                        TRUSTEE OF THE PORTFOLIO TRUST

INTERESTED TRUSTEE (1)

---------------------------------------------------------------------------------------------------------
 NAME AND        POSITION(S)      TERM OF          NUMBER OF         PRINCIPAL OCCUPATION(S) DURING PAST
   AGE          HELD WITH THE    OFFICE AND    PORTFOLIOS IN FUND    5 YEARS; OTHER DIRECTORSHIPS HELD
                   TRUSTS        LENGTH OF         COMPLEX                          BY TRUSTEE
                                   TIME          OVERSEEN BY
                                  SERVED           TRUSTEE

---------------------------------------------------------------------------------------------------------
 Jacqui         Trustee of       Since June    TT International      Fund Administrator and Operations
 Brownfield(2)  the Portfolio    2003          U.S.A. Master         Manager, Luther King Capital
 Age: 43        Trust                          Trust: 2              Management (since 1987).
                                               Portfolios

                                               LKCM
                                               International
                                               Fund: 1 Portfolio

---------------------------------------------------------------------------------------------------------

(1) Interested Trustees are those Trustees who are "interested persons" of the Trust or the Portfolio Trust as defined in the 1940 Act.

(2) Ms. Brownfield is deemed to be an "interested" Trustee of the Portfolio Trust because of her affiliation with (i) LKCM International Fund, an investment company which invests all of its investable assets in a series of the Portfolio Trust and (ii) Luther King Capital Management, the investment adviser to the LKCM International Fund.

                 OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

---------------------------------------------------------------------------------------------------------
      NAME AND AGE             POSITION(S)     TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING PAST 5
                              HELD WITH THE    AND LENGTH OF         YEARS; OTHER DIRECTORSHIPS HELD
                                 TRUSTS         TIME SERVED

---------------------------------------------------------------------------------------------------------
 David J.S. Burnett(1) Age:   President        Since August      Managing Partner, TT International
 46                                            2000              (since September 1998); Director,
                                                                 Brunswick UBS Warburg Ltd. (investment
                                                                 banking) (May 1998 to August 1998);
                                                                 Director, Dalgland Nominees (PM) Ltd.
                                                                 (nominee company) (November 1995 to
                                                                 August 1998); Chairman, Fenway
                                                                 Services Limited (securities trader)
                                                                 (November 1997 to August 1998);
                                                                 Director, Warburg Dillon Read
                                                                 Securities (South Africa) (stock
                                                                 broker) (October 1995 to August 1998).

                                                                 Director, TJA Inc. (investment
                                                                 company) (since November 2002);
                                                                 Chairman, TT International Bermuda
                                                                 Ltd. (since November 2001); Director;
                                                                 TT International Funds PLC (investment
                                                                 management) (since August 2001);
                                                                 Director, TT International Advisors
                                                                 Inc. (investment marketing) (since
                                                                 March 2001); Director, TT Europe Alpha
                                                                 Fund Ltd. (investment management)
                                                                 (since July 2000); Director, TT Europe
                                                                 Beta Fund Ltd. (investment management)
                                                                 (since June 2000); Director, TT Crosby
                                                                 Limited (property lease holding
                                                                 company) (since January 1999);
                                                                 Director, TT Long/Short Japan Fund
                                                                 Limited (private investment fund)
                                                                 (since 2003); Director, TT Long/Short
                                                                 Japan Alpha Fund Limited (private
                                                                 investment fund) (since 2003);
                                                                 Director, TT Long/Short Europe Alpha
                                                                 Fund Limited (private investment fund)
                                                                 (since 2003); Director, TT Long/Short
                                                                 Europe Fund Limited (private
                                                                 investment fund) (since 2003); Director
                                                                 TT - Event Driver Alpha Fund Limited
                                                                 (since 2004); Director, TT Event-Driven
                                                                 Fund Limited (since 2004).




---------------------------------------------------------------------------------------------------------
 S. Austin Allison(1)         Secretary        Since             Partner, Head of Compliance & Legal,
 Age: 56                                       August 2000       TT International (since January 2001);
                                                                 Head of Compliance and Legal, TT
                                                                 International (June 2000 to December
                                                                 2000); Director, TT International
                                                                 Advisors Inc. (investment marketing)
                                                                 (since March 2001); Director, TT
                                                                 International Funds PLC (since August
                                                                 2001); Director, TT International
                                                                 (Bermuda) Limited (since November
                                                                 2001); Director, TJA Inc. (investment
                                                                 company) (since November 2002);
                                                                 Director, TT Crosby Limited (property
                                                                 lease holding company) (since November
                                                                 2002); Director, Legal & Compliance,
                                                                 Westdeutsche Landesbank Group
                                                                 (banking, financial services) (January
                                                                 1997 to June 2000).

---------------------------------------------------------------------------------------------------------
 Graham Barr(1)               Treasurer        Since             Financial Controller, TT International
 Age: 38                                       August 2000       (since June 1998); former Company
                                                                 Secretary, TT Crosby Ltd. (property
                                                                 lease holding company) (from November
                                                                 1999 to November 2002); former Head of
                                                                 Investment Accounting, AIB Govett
                                                                 Asset Management (fund management)
                                                                 (August 1993 to June 1998).

---------------------------------------------------------------------------------------------------------
 John C. Munch                Assistant       Since October      Assistant Secretary of SEI Investments
 Age: 32                      Secretary       2003               Global Funds Services and Vice
                                                                 President and Secretary of SEI
                                                                 Investments Distribution Co. since
                                                                 November 2001. Associate at Howard
                                                                 Rice Nemorvoski Canady Falk & Rabkin
                                                                 (law firm) (1998-2001). Associate at
                                                                 Seward & Kissel (law firm)
                                                                 (1996-1998).

---------------------------------------------------------------------------------------------------------
 Lee T. Wilcox                Assistant       Since October      Director of Fund Accounting, SEI
 Age 41                       Treasurer       2003               Investments Global Funds Services
                                                                 (2002-present). Senior Operations
                                                                 Manager of Deutsche Bank Global Fund
                                                                 Services (2000-2002).
                                                                 PricewaterhouseCoopers LLP
                                                                 (1995-2000).

-------------------------------------------------------------------------------------------------------------------

(1) The address of Mr. Burnett, Mr. Allison and Mr. Barr is Martin House, 5 Martin Lane, London, England EC4R 0DP.

     The Trust and Portfolio Trust each has a standing Trustees Committee. The members of the Trustees Committees are Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Trust and the Portfolio Trust. The responsibilities of the Committees are to: (1) perform the specific tasks assigned to Non-Interested Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the series of the Trusts; (2) nominate Non-Interested Trustees of the Trusts; (3) oversee the accounting and financial reporting processes of the Fund and the Portfolio and their internal controls over financial reporting, and as the Committees deem appropriate, inquire into the internal control over financial reporting of the service providers to the Fund and the Portfolio; (4) oversee the quality and integrity of financial statements of the Fund and the Portfolio and the independent audit thereof; (5) pre-approve the engagement of the independent accountants for the Fund and the Portfolio and, in connection therewith, to review and evaluate the qualifications, independence and performance of the independent accountants and approve audit and non-audit services to be provided by the independent accountants to the Fund and the Portfolio and certain other affiliated parties;
(6) act as a liaison between the independent accountants and the Boards of Trustees; (7) review on a periodic basis the governance structures and procedures of the series of the Trusts; (8) review proposed resolutions of conflicts of interest that may arise in the business of the series of the Trusts, and may have an impact on the investors in those series; (9) review and consider matters that are reported to the Committees under the Sarbanes Oxley Codes of Ethics of the Trusts; (10) review matters that are referred to the Committees by the chief legal officer or other counsel to the Trusts pursuant to the SEC Standards of Professional Conduct for Attorneys and (11) provide general oversight of the series of the Trusts on behalf of investors. During the fiscal year ended December 31, 2003 the Trustees Committee of the Trust met __ times and the Trustees Committee of the Portfolio Trust met ___ times. The Trustees Committees do not have a procedure to consider nominees for the position of Trustee recommended by investors.

     The Portfolio Trust has a standing Valuation Committee. The members of the Valuation Committee are the Treasurer, the Assistant Treasurer and Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Portfolio Trust. Each of the Treasurer and the Assistant Treasurer may also appoint up to three alternate members of the Valuation Committee. The Committee is responsible for performing the functions assigned to the Committee in the Pricing and Valuation Procedures and Fair Value Procedures of the Portfolio Trust. In addition, the Valuation Committee has the authority to take any other action that the Committee determines to be necessary or convenient in connection with properly determining the value of the assets of the Portfolio Trust. The Valuation Committee did not meet during the fiscal year ended December 31, 2003.

     The following table shows the Trustees' ownership of the Fund and in all series of the Trust and the Portfolio Trust overseen by the Trustees, as of December 31, 2003.

       NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF EQUITY
                              SECURITIES IN THE FUND     SECURITIES IN ALL SERIES OF THE TRUST AND THE
                                                           PORTFOLIO TRUST (REGISTERED INVESTMENT
                                                                         COMPANIES)

INTERESTED TRUSTEE
Jacqui Brownfield

NON-INTERESTED TRUSTEES
John A. Benning
Peter 0. Brown
Robert W. Uek


     As of December 31, 2003, none of the Non-Interested Trustees (or their immediate family members) held an ownership interest in TT International or the Distributor.

     The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.

                                            PENSION OR
                                            RETIREMENT                                TOTAL
                                         BENEFITS ACCRUED                         COMPENSATION
                          AGGREGATE       AS PART OF THE     ESTIMATED ANNUAL    FROM THE TRUST
                     COMPENSATION FROM    FUND EXPENSES       BENEFITS UPON       AND PORTFOLIO
                          THE TRUST*                           RETIREMENT            TRUST**


NON-INTERESTED
TRUSTEES:
John A. Benning
Peter 0. Brown
Robert W. Uek
------------------------------

* Includes compensation from the Fund and TT Active International Mutual Fund, an additional series of the Trust.

** Each of the Trustees of the Trust serves as a Trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having two series. Each of the Trustees of the Trust also serves as a Trustee of one additional series of the Trust.


     Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Non-Interested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS


     The following shareholder owned of record 25% or more of the Fund's outstanding voting securities on April __, 2004:

                                                Percentage of
     Name and Address                         Outstanding Shares

     A shareholder that is the beneficial owner of 25% or more of the Fund's voting securities is deemed to control the Fund with respect to matters submitted to a vote of shareholders.

PRINCIPAL HOLDERS - INSTITUTIONAL CLASS SHARES

     The following shareholders owned of record 5% or more of the outstanding voting securities of Institutional Class shares of the Fund on April __, 2004:

                                                Percentage of
                                                Outstanding
     Name and Address                    Institutional Class shares

PRINCIPAL HOLDERS - CLASS 1 SHARES

     The following shareholders owned of record 5% or more of the outstanding voting securities of Class 1 shares of the Fund on April __, 2004:

                                                Percentage of
                                                 Outstanding
     Name and Address                           Class 1 shares


MANAGEMENT OWNERSHIP

     As of April __, 2004, all of the Trustees and officers as a group owned less than 1% of the Fund's outstanding voting securities.


                                    MANAGER

     TT International serves as the investment manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more subadvisers. TT International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.


     In approving the Management Agreements with respect to the Fund and the Portfolio, the Trustees considered, among other things, the nature and quality of the services to be provided by TT International. In deciding in September 2003 to renew the Management Agreement with TT International for the Fund, the Non-Interested Trustees considered, among other things, the nature and quality of the services provided by the Manager to the Fund and Portfolio, the quality of the professional team provided by the Manager to the Fund and Portfolio, and the relative management and other expenses of the Fund and Portfolio as compared with those of other mutual funds. The Non-Interested Trustees also considered the fees paid by the Fund and Portfolio and reviewed data showing how the Fund's and Portfolio's fees and total expense ratios compared with those of comparable funds. Based upon their review, the Committees determined that the terms of the Management Agreements, including the fees, were reasonable, fair and in the best interests of investors in the Fund and the Portfolio.


     For its services under the Management Agreement with respect to the Fund, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's then current fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio.

     For its services under the Management Agreement with respect to the Portfolio, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.


     TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. Until April 30, 2005 TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares.

     For the period from January 1, 2003 to December 31, 2003, before any waivers or reimbursements, the fees payable to TT International under the Management Agreement with respect to the Fund and allocated to the Fund from the Portfolio were $________. Of that amount, $___________ represented fees payable by the Fund, and $____________ represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, TT International received $_____________ in management fees with respect to the Fund and the Portfolio.


     For the period from January 1, 2002 to December 31, 2002, before any waivers or reimbursements, the fees payable to TT International under the Management Agreement with respect to the Fund and allocated to the Fund from the Portfolio were $403,480. Of that amount, $151,004 represented fees payable by the Fund, and $252,476 represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, TT International received $211,165 in management fees with respect to the Fund and the Portfolio.

     For the period from January 1, 2001 to December 31, 2001, before any waivers or reimbursements, the fees payable to TT International under the Management Agreement with respect to the Fund and allocated to the Fund from the Portfolio were $606,215. Of that amount, $257,413 represented fees payable by the Fund, and $348,802 represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, TT International received $203,835 in management fees with respect to the Fund and the Portfolio.


                                 ADMINISTRATOR


     Pursuant to an Administration Agreement with the Trust and the Portfolio Trust (the "Administration Agreement"), SEI Investments Global Funds Services ("SEI") performs or supervises the performance of accounting, administrative and ancillary services for the Fund and the Portfolio. The address of SEI is One Freedom Valley Drive, Oaks, PA 19456. For its services under the Administration Agreement, SEI receives fees ("Administration Fees") at annual rates equal to the percentages set forth below of the Fund Complex's aggregate average daily net assets. For purposes of calculating these fees, the "Fund Complex" consists of the Fund, the Portfolio and each other series of the Trust and the Portfolio Trust. The fee percentages are as follows:

          First $250 Million in Assets                0.12%
          Next $250 Million in Assets                 0.10%
          Above $500 Million in Assets                0.08%

     The Administration Fees are subject to an annual minimum of $281,500. The Fund will pay a pro-rata portion of the Administration Fees, based upon the relative net asset values of each entity in the Fund Complex. In addition, the Fund will be allocated a portion of the Portfolio's Administration Fees.

     For the period from January 1, 2003 to October 9, 2003, the fees paid to a former administrator under former administrative agreements with respect to the Fund and allocated to the Fund from the Portfolio were $__________. Of that amount, $_________ represented fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the administrative agreements), and $__________ represented administrative fees allocated to the Fund from the Portfolio. For the period from October 10, 2003 to December 31, 2003, the fees paid to SEI under the Administration Agreement with respect to the Fund and allocated to the Fund from the Portfolio were $__________. Of that amount, $__________ represented Administration Fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the Administration Agreement), and $__________ represented Administration Fees allocated to the Fund from the Portfolio.

     For the period from January 1, 2002 to December 31, 2002, the fees paid to a former administrator under former administrative agreements with respect to the Fund and allocated to the Fund from the Portfolio were $99,776. Of that amount, $67,665 represented fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the administrative agreements), and $32,111 represented administrative fees allocated to the Fund from the Portfolio.

     For the period from January 1, 2001 to December 31, 2001, the fees paid to a former administrator under former administrative agreements with respect to the Fund and allocated to the Fund from the Portfolio were $109,252. Of that amount, $64,999 represented fees paid by the Fund (including fees paid for legal services provided under the administrative agreements), and $44,253 represented administrative fees allocated to the Fund from the Portfolio.


                                  DISTRIBUTOR


     SIDCO, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust and the Portfolio Trust (the "Distribution Agreement"). Under the Distribution Agreement, SIDCO has agreed to sell shares of the Fund as the agent of the Fund. In accordance with the Distribution Agreement, the Fund shall pay SIDCO any distribution or service fees payable under the Service Plans with respect to Class 1, Class 2 and Class 3 shares. However, SIDCO may then allocate any or all of the distribution or services fees which are paid to SIDCO under the applicable Service Plan, to such brokers, dealers and other financial institutions and intermediaries as SIDCO may from time to time determine. The Fund does not pay SIDCO a fee for distribution or shareholder services with respect to Institutional Class shares.

     Either SIDCO or the Trust and the Portfolio Trust may terminate the Distribution Agreement on not less than sixty days prior written notice. Unless otherwise terminated the Distribution Agreement will continue in force for two years from its effective date and thereafter from year to year upon annual approval by (i) either the vote of a majority of the Trustees of the Trusts or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trusts, and (ii) the vote of a majority of the Trustees of the Trusts who are not parties to the Distribution Agreement or the Service Plans or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.


     Class 1, Class 2 and Class 3 shares of the Fund each have a Service Plan (each a "Service Plan" or "Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 1 shares, not to exceed 0.75% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 2 shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 3 shares. Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The Service Plans permit the Fund to pay fees to the Distributor, third party providers and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund may pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

     Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or third party providers may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Any such payments by such service providers are not deemed to be expenditures under a Service Plan and, accordingly, are not subject to the fee limitations set forth in the Plan. In addition, the Service Plans specifically provide that, to the extent that any payments made by the Fund to the Manager or any of its affiliates might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then such payments are deemed to be authorized by the Plan but are not subject to the fee limitations set forth in such Plan.


     Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each Class of the Fund separately. In approving the Service Plans, the Trustees of the Fund, including a majority of the Non-Interested Trustees, considered whether shareholders would benefit from increases in the size of the Fund and if the proposed marketing arrangements are or would be an effective means of increasing the size of the Fund, and determined that there was a reasonable likelihood that the continuance and renewal of the Service Plans would benefit the Fund and its shareholders. Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any Class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that Class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Class thereunder without the approval of a majority of the outstanding securities of that Class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

     CLASS 1. For the period from March 13, 2003 to October 9, 2003, the fees paid to a former distributor by the Fund under the Class 1 Service Plan were $__________. For the period from October 10, 2003 to December 31, 2003, the fees paid to SIDCO by the Fund under the Class 1 Service Plan were $__________. Prior to March 13, 2003, no amounts were paid under the Class 1 Service Plan.

     For the fiscal year ended December 31, 2003, the following amounts paid under the Class 1 Service Plan were spent on the following principal types of activities:

----------------------------------------------------------------------------------------------------------
ADVERTISING      PRINTING AND    COMPENSATION    COMPENSATION    COMPENSATION   INTEREST,       OTHER
                 MAILING OF      TO              TO BROKER-      TO SALES       CARRYING OR
                 PROSPECTUSES    UNDERWRITERS    DEALERS         PERSONNEL      OTHER
                                                                                FINANCE
                                                                                CHARGES


----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

     CLASS 2 AND CLASS 3. As of December 31, 2003, no amounts were paid under the Class 2 and Class 3 Service Plans.

                                TRANSFER AGENT


     The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("Forum"), pursuant to which Forum acts as the transfer agent for the Fund. The principal business office of Forum is located at Two Portland Square, Portland Maine 04101.


                                   CUSTODIAN


     Each of the Trust and the Portfolio Trust has entered into a Custody Agreement with The Northern Trust Company ("Northern Trust"). Northern Trust acts as custodian for the Fund and the Portfolio, respectively. The principal business address of Northern Trust is 50 LaSalle Street, Chicago, Illinois 60675. Northern Trust's responsibilities under each Custody Agreement include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and acting as foreign custody manager. Securities held by the Portfolio may be deposited into certain securities depositaries. Northern Trust does not determine the investment policies of the Fund or the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of Northern Trust and may deal with Northern Trust as principal in securities transactions.


                                    COUNSEL

     Bingham McCutchen LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

                                CODES OF ETHICS

     The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                             PROXY VOTING POLICIES

     The Boards of Trustees of the Trust and the Portfolio Trust have delegated responsibility for decisions regarding proxy voting for securities to by the Fund and the Portfolio to TT International. TT International will vote such proxies in accordance with its Proxy Voting Policies, which are included in Appendix A to this Statement of Additional Information. The Boards of Trustees will periodically review the Fund's and the Portfolio's proxy voting record.

     Beginning in 2003, the Trust and the Portfolio Trust will be required to disclose annually the complete proxy voting record of the Fund and the Portfolio on new Form N-PX. The first filing of Form N-PX will cover the period from June 1, 2003 through July 31, 2004, and will be filed no later than August 31, 2004. Once filed, Form N-PX for the Fund and the Portfolio will be available upon request by calling (888) 465-5722. The Form N-PX for the Fund and the Portfolio will also be available on the SEC's website at www.sec.gov.


                                   EXPENSES

     In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

                            5. INDEPENDENT AUDITORS


     [To be added by amendment.]


                                  6. TAXATION

                    TAXATION OF THE FUND AND THE PORTFOLIO

     FEDERAL TAXES. The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

     MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes. The Portfolio Trust believes that the Portfolio also will not be required to pay any Massachusetts income or excise taxes on its income.

     FOREIGN TAXES. Investment income and gains derived by the Portfolio from non U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, directly or through the Portfolio, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

                           TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gain without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DIVIDENDS-RECEIVED DEDUCTION. To the extent that the Fund invests in equity securities of U.S. corporations, the portion of the Fund's ordinary income dividends attributable to dividends received from such securities normally will be eligible for the dividends-received deduction for Fund shareholders that are corporations. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or may result in certain basis adjustments.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold Federal income tax at a rate of 30% on taxable dividends and certain other payments that are made to persons who are neither citizens nor residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non U.S. persons also may be subject to tax under the laws of their own jurisdictions.

     BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

                EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     CERTAIN INVESTMENTS. Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

     OPTIONS, FUTURES, FORWARD CONTRACTS, ETC. The Fund's transactions in options, futures contracts, forward contracts, and related transactions, if any, will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures contracts, forward contracts, and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

     NON-U.S. INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the Fund. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

              7. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

     TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

     TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

     To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

     Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.


     For the period from January 1, 2003 to December 31, 2003, the Portfolio paid brokerage commissions of $_________.

     For the fiscal year ended December 31, 2003, the Portfolio directed brokerage transactions and paid commissions for research services as follows:

              TOTAL AMOUNT OF BROKERAGE     TOTAL DOLLAR AMOUNT OF
              TRANSACTIONS  RELATED TO      BROKERAGE COMMISSIONS
                 RESEARCH SERVICES          PAID ON TRANSACTIONS
                                            RELATED TO RESEARCH
                                                  SERVICES


     For the period from January 1, 2002 to December 31, 2002, the Portfolio paid brokerage commissions of $926,252. For the period from January 1, 2001 to December 31, 2001, the Portfolio paid brokerage commissions of $1,249,800.

     In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.


     During the period from January 1, 2003 through December 31, 2003 the Portfolio acquired securities of certain of its "regular brokers or dealers" as defined in the 1940 Act, or their parents. As of December 31, 2003, the Portfolio owned the following securities of its "regular brokers or dealers" or their parents:

    ----------------------------------------------------------------------
             SECURITY OF "REGULAR            VALUE OF PORTFOLIO'S
    ----------------------------------------------------------------------

    ----------------------------------------------------------------------
           BROKER/DEALER" OF TT EAFE         AGGREGATE HOLDINGS OF
                  PORTFOLIO                    SECURITIES AS OF
                                                  12/31/03

    ----------------------------------------------------------------------

    ----------------------------------------------------------------------


            8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into Classes. The Trust currently has two series, the Fund and the TT Europe Mutual Fund, a registered investment company. The Trust currently has designated four Classes of each series. The Trust has reserved the right to create and issue additional series and Classes of shares. Each share of each Class represents an equal proportionate interest in the Fund with each other share of that Class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between Classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a Class are entitled to vote separately to approve any distribution or service arrangements relating to that Class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or Class, only shares of that series or Class are entitled to vote.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                           10. FINANCIAL STATEMENTS


     [To be filed by amendment]

                                                                     APPENDIX A


                    TT INTERNATIONAL INVESTMENT MANAGEMENT

                              PROXY VOTING POLICY

                              AS OF JANUARY 2004

     The following policy is designed to ensure that TT International Investment Management ("TT") takes all reasonable steps to vote proxies on behalf of accounts for which it has voting authority in the best interest of clients and in accordance with applicable laws.

1.   GENERAL GUIDELINES

     All issues presented for shareholder vote are voted in what TT believes to be the best economic interest of the beneficial owners of the accounts which it manages, in accordance with TT's fiduciary duties to its clients. TT maintains an active investment strategy, and if TT has a material concern about the management or governance of a company in which it has invested, it may decide to sell the shares. TT decides how to cast each vote on a case-by-case basis, taking into consideration this policy, its obligations under its advisory agreements with the relevant clients, other client instructions or fund offering documents, and other facts and circumstances which it judges relevant.

     Proxy voting decisions are taken by the Managing Partner (or in his absence by the Partner, Compliance and Legal or such other partner or employee as the Managing Partner in his discretion appoints). All proxy cards, proxy statements, and related materials received by TT in relation to client accounts are to be forwarded immediately to Managing Partner (or other partner or employee taking proxy voting decisions in accordance with this paragraph). In taking proxy voting decisions on behalf of client accounts, the Managing Partner (or other partner or employee taking such decisions in accordance with this paragraph) shall seek to vote proxies consistently for all client accounts subject to any special agreements with, instructions from, and sensitivities of particular clients. While portfolio managers may be consulted, if necessary, for financial, market, or commercial information that may assist in taking proxy voting decisions, portfolio managers will not in the ordinary course be consulted on how proxies should be voted.

     TT recognizes that votes which it casts on behalf of certain types of accounts, such as accounts subject to the U.S. Employee Retirement Income Security Act of 1974, as amended, ("ERISA"), and accounts of public entities or pension plans, may be subject to special requirements under governing account or plan documents and applicable law. Section 7 below addresses the special requirements applicable to accounts subject to ERISA. Accounts managed by TT for employee benefit plans which are not governed by ERISA (such as governmental pension plans) may nevertheless involve fiduciary obligations similar to those applicable to ERISA plans; proxy voting requirements for such accounts are addressed by TT exercising its judgment on a case by case basis.

2.   COMPLIANCE REVIEW

     Any issues or questions raised regarding the voting of a proxy should be discussed with TT's Compliance Department ("Compliance"). Conflicts of interest in relation to proxy voting will be handled by Compliance as stated in Sections 4 and 7. TT is required to follow any determination by Compliance to vote a proxy in a particular manner. Any departure from the voting guidelines set out below must be cleared by Compliance. Compliance is responsible for reviewing this policy on at least an annual basis and recommending any appropriate changes.

3.   VOTING GUIDELINES

     TT exercises its voting power in good faith and uses reasonable care in reaching its voting decisions. Each vote requires individual consideration according to the circumstances of the case. Particular circumstances may lead to a departure from TT's general practice. However, without detracting from TT's discretion, the following guidelines should generally be followed, and departures from these guidelines must be cleared by Compliance.

     A.   BOARD OF DIRECTORS

          (1) Vote against the election of directors or some or all of non-independent candidates if a vote in favour would result in or continue the board with a majority of non-independent directors.

          (2) Vote against a board where the chair and chief executive officer are the same person.

          (3) Vote against stock option plans which include awards to directors.

          (4) Vote against an excessive severance compensation package paid to any director, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.

          (5) Vote against directors who have approved excessive severance compensation packages which have not manifestly provided shareholder value.

     B.   EXECUTIVE COMPENSATION

          (1) Vote in favour of stock option plans which align the interests of shareholders and management and are likely to create a significant correlation over a reasonable period between compensation and the enhancement of shareholder value, subject to B(2) to (7) below.

          (2) Vote against options awarded at strike prices which are at a discount to market price.

          (3) Vote against the ability to lower the strike price of outstanding options.

          (4)  Vote against options unrestricted in time.

          (5) Vote against accelerated vesting of option awards in the event of a change of control.

          (6) Vote against option schemes which concentrate option ownership among a small number of senior executives.

          (7) Vote against stock option compensation plans that unreasonably dilute value to shareholders.

          (8) Vote against the making of loans to directors or employees to pay for stock or exercise options.

          (9) Vote against an excessive severance compensation package paid to any employee, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.

     C.   TAKEOVER PROTECTION

          (1) Vote against "crown jewel" defences which are made part of an anti-takeover defence unless they are considered by TT to be in the best interests of shareholders.

          (2) Vote against arrangements that lock up a takeover bid so that other bids are prevented.

          (3) Vote against the payment of "greenmail" unless it is considered by TT to be in the best interests of shareholders.

          (4) Vote against reincorporation proposals that are posed as part of an anti-takeover defence or solely to limit directors' liability.

     D.   SHAREHOLDER RIGHTS

          (1)  Vote against the creation of dual class voting stock.

          (2) Vote against linked proposals one or more of which is not in the best interests of the shareholders.

          (3) Vote against "stakeholder proposals" which would reduce or dilute the responsibility of directors to the shareholders.

          (4) Vote against a proposal to increase the number of voters required on an issue above two-thirds of the outstanding shares unless it is in the best interest of the shareholders.

          (5) Vote against a proposal the effect of which will be or is likely to dilute unreasonably existing shareholders' interests.


4.   CONFLICTS OF INTEREST

     A.   Duty to Report

     All partners and employees of TT are under a duty to report to Compliance any potential conflict of interest of which they become aware regarding voting proxies for client accounts. Upon any such report being made, TT will defer voting any affected proxies until Compliance has determined how the conflict or potential conflict of interest is to be resolved.

     B.   Review of Potential Conflicts

          Compliance shall consider all potential conflicts of interest relating to proxy voting brought to its attention and will determine whether there exists a material conflict of interest. A conflict of interest will be considered material if Compliance determines that it has the potential to influence TT's decision-making in voting the proxy.

     C.   Material Conflicts of Interest

          Where Compliance determines that a material conflict of interest does exist, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the client together with TT's recommendation for voting the proxy and the client's consent shall be sought on whether the proxy may be voted as recommended by TT. If the client does consent, then the proxy shall be voted in such a manner. If the client does not consent, the proxy shall (i) be voted in the manner directed by the client, or, lacking such direction, (ii) not be voted. The provisions of this Section 4.C shall not apply to conflicts of interest in relation to accounts subject to ERISA, procedures for which are stated in
     Section 7 below.

5.   PROXIES NOT VOTED

     It generally is TT's policy to vote proxies for which it has voting authority subject to Section 4.C. Nevertheless, in addition to the circumstances discussed in Section 4 above, TT may, with the approval of Compliance, decide not to vote a proxy where (i) TT has determined that voting the proxy is not justified because of the extent to which the cost of voting the proxy outweighs the value to the client of casting such a vote, such as may be the case for U.S. clients with proxies solicited by non-U.S. issuers, or
(ii) limitations have been placed on TT's ability to vote the proxy, such as where such security is subject to a securities lending arrangement, or (iii) in TT's judgment a vote will bring no benefit to the client.

6.   RECORDKEEPING

     TT shall maintain, in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of TT: (i) a copy of this policy, (ii) proxy statements received regarding client securities, (iii) records of votes cast by TT on behalf of clients, (iv) records of client requests for proxy voting information and responses of TT to such requests, and (v) any documents created by TT that were material to making a decision how to vote, or that memorialized the basis for the decision. TT may rely on proxy statements filed on the U.S. Securities and Exchange Commission's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by TT that are maintained with a third party, such as a proxy voting service, provided that TT has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

     With respect to proxies voted on behalf of ERISA accounts, TT shall maintain records with respect to this policy and the actions taken in individual proxy voting situations, in order to enable the named fiduciary of the applicable plan to determine whether TT is adhering to applicable proxy voting guidelines and fulfilling its fiduciary duties to the plan in a manner which justifies the continuation of the advisory appointment. These records may include information regarding (i) the issuer and the meeting, (ii) the issues voted on and a record of the vote, (iii) the number of shares eligible to be voted on the record date on behalf of the client, (iv) the number of shares voted by TT on behalf of the client, (v) the steps taken to ascertain whether a particular vote was prudent and in the interest of the participants and beneficiaries, and (vi) the reasons for the votes cast.

7.   ERISA ACCOUNTS

     The following special proxy voting policies and procedures apply to the voting of proxies on behalf of accounts subject to ERISA. Except where expressly noted, the following policies and procedures apply in addition to and not in lieu of the provisions stated in other sections of these Procedures.

     A.   Authority to Vote Proxies

          Upon receipt of a request for a proxy vote for an account subject to ERISA, TT will ascertain whether it has the duty to vote the proxies or whether this duty has been retained by the trustee or another named fiduciary of the ERISA plan. The determination will be made by reference to the advisory agreement for the ERISA account and plan documents and, where appropriate, after consultation with Compliance. Where general authority to manage ERISA plan assets has been delegated to TT, TT will have the authority and duty to vote the proxies unless the advisory agreement and plan documents expressly preclude TT from voting proxies.

     B.   Voting Guidelines

          TT must vote proxies for accounts governed by ERISA (i) solely in the interests of the plan participants and beneficiaries, (ii) for the exclusive purpose of providing benefits to participants and beneficiaries,
     (iii) with the care, skill and diligence that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims, and (iv) in accordance with the plan documents to the extent consistent with ERISA. In doing so, TT must consider the factors that may affect the value of the plan's investment and not subordinate the interests of the participants and beneficiaries in their retirement income to unrelated objectives (such as the wishes of the plan sponsor).

     C.   Proxy Voting Policies

          TT shall ascertain if the ERISA plan has a proxy voting policy or an investment policy which includes a proxy voting policy. TT shall follow the policy unless, in the opinion of Compliance, to do so would be inconsistent with ERISA (if, for example, it would be imprudent or not solely in the interests of the plan participants and beneficiaries in a given instance).

          Where TT has proxy voting authority for a pooled investment vehicle which is subject to ERISA, TT may be subject to the proxy voting policies of more than one plan. In such cases, TT will seek to reconcile the policies if possible. If the investment policies conflict, it may be necessary for TT to vote the proxies of the pooled investment vehicle in proportion to each plan's respective investment, unless, in the opinion of Compliance, to do so would be imprudent or conflict with ERISA.

     D.   Conflicts of Interest

          Where Compliance determines that a material conflict of interest exists regarding proxy votes for ERISA accounts, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the named fiduciary of the plan. In the case of a conflict of interest affecting TT as fiduciary of an ERISA account, mere disclosure of the conflict to the ERISA account client and/or consent by the client to the proxy vote proposed by TT will generally be insufficient to resolve the conflict in accordance with ERISA. Consequently, TT, together with the named fiduciary, must determine the procedure for resolution of the conflict of interest consistent with the advisory agreement, the plan documents and ERISA. Depending upon the circumstances, the conflict may be resolved by voting the proxies (i) in accordance with the ERISA plan's pre-determined proxy voting policy, (ii) based upon the recommendations of an independent third party (for example, a proxy voting service) appointed by the named fiduciary, (iii) based upon the recommendations of an independent plan fiduciary, or (iv) based upon the directions of the named fiduciary, accompanied, where necessary, by appropriate amendment(s) of the plan documents and/or the advisory agreement.

8.   REPORTING

     TT shall periodically report to the Trustees of TT International U.S.A. Feeder Trust and TT International U.S.A. Master Trust as to actions taken in accordance with this policy in relation to securities held for the account of those funds, and to other clients as may be required by applicable laws or contracts.

     TT will provide clients with a copy of this policy promptly upon request. Clients may obtain information on how the client's proxies were voted by contacting TT's Client Services Department (Rahul Moodgal, telephone +44 207 410 3514).

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2004

                             TT EUROPE MUTUAL FUND

               (A SERIES OF TT INTERNATIONAL U.S.A. FEEDER TRUST)



TABLE OF CONTENTS                                                         PAGE

1.  The Fund..............................................................
2.  Investment Objectives; Information Concerning Investment
    Structure; Investment Policies and Restrictions ......................
3.  Determination of Net Asset Value; Valuation of Portfolio Securities;
    Additional Purchase Information ......................................
4.  Management of the Fund and the Portfolio..............................
5.  Independent Auditors .................................................
6.  Taxation..............................................................
7.  Portfolio Transactions and Brokerage Commissions .....................
8.  Description of Shares, Voting Rights and Liabilities..................
9.  Financial Statements..................................................
Appendix A -- Proxy Voting Policies.......................................  A-1


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated May 1, 2004, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page __ hereof. These financial statements can be found in the Fund's Annual Report to shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by contacting his or her employer's plan administrator or third party service provider that sells shares of the Fund or by calling 1-888-465-5722.


     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                  1. THE FUND

     TT Europe Mutual Fund (the "Fund") is a diversified open-end management investment company. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000. The Fund commenced operations on February 12, 2001.

     References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

     TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by SEI Investments Distribution Co. ("SIDCO"), the Fund's distributor (the "Distributor"). Shares may be purchased from the Distributor, or from certain third party providers, such as securities brokers, banks, trust companies, financial supermarkets, financial advisers or other service organizations ("third party providers") that have entered into agreements with the Fund. The Distributor and third party providers may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


     The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

                           2. INVESTMENT OBJECTIVES;
                  INFORMATION CONCERNING INVESTMENT STRUCTURE;
                      INVESTMENT POLICIES AND RESTRICTIONS
                             INVESTMENT OBJECTIVES

     The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index).

     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

                  INFORMATION CONCERNING INVESTMENT STRUCTURE

     As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

     The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.


     A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

                              INVESTMENT POLICIES

     The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

     EQUITY-RELATED SECURITIES. The equity and equity-related securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

     PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from a corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have to be exercised within a shorter time period and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

     The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

     Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

     The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

     FOREIGN SECURITIES. The Fund will invest in securities traded on the exchanges of countries included in the MSCI Europe Index. These countries currently are Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities of European issuers and other securities that are tied economically to Europe. Europe includes those countries included in the MSCI Europe Index. These securities include those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets. Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the policy regarding investing at least 80% of its assets in securities of European issuers and other securities that are tied economically to Europe.

     Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.


     EUROPEAN UNION ("EU"). On January 1, 2002, the Euro became the sole currency of 12 of the 15 countries participating in the EU, namely Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. On May 1, 2004, 10 additional countries will join the EU. Some or all of those countries may adopt the Euro over time. The EU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. The EU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) instability within the EU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Fund's portfolio; (iii) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (iv) there is no assurance that interest rate, tax and labor regimes of EU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Fund.

     DEPOSITARY RECEIPTS. The Fund may invest in depositary receipts that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including Global Depositary Receipts ("GDRs"), American Depositary Receipts ("ADRs") and European

Depositary Receipts ("EDRs"). These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

     WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when- issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

     DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may enter into forward foreign currency exchange contracts to hedge the Fund's currency exposure.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

     The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The value of the Fund's investments in forward currency transactions is limited to 100% of the value of the Fund's total assets. With respect to individual currencies, the Fund's investments in forward currency transactions in the currency of a particular country is limited to the greater of (i) that percentage of the Fund's total assets equal to that country's weighting within the MSCI Europe Index, or (ii) that country's security exposure. The Fund may not take short currency positions in individual countries. The Fund only may enter into forward currency transactions involving the U.S. dollar and/or the currencies of countries included in the MSCI Europe Index.

     RISKS OF FORWARD CONTRACTS. Forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. When the Fund enters into a forward currency contract, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     ASSET COVERAGE FOR FORWARD POSITIONS. The Fund will comply with guidelines established by the Securities and Exchange Commission ("SEC") with respect to coverage of forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

     TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

     (1) Short-term time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

          The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

     (2) Short-term commercial paper which at the time of purchase is rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase; and

     (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase.

     OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

     SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

     It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

                           --------------------------

     The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

     FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Neither the Fund nor the Portfolio may:

     (1)  invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

     (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (6) borrow money, except from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment), such borrowings not to exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

     (7) underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

     (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     With respect to Fundamental Restriction (9) above, "senior securities" include, with limited exceptions, any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The 1940 Act generally prohibits open-end investment companies, such as the Fund, from issuing senior securities, but provides exceptions to this prohibition and to the definition of senior security, including, but not limited to, exceptions for borrowings from banks and for temporary purposes if certain conditions are met.

     NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of non-fundamental policy, the Fund and the Portfolio will not:

     (a) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities;

     (b)  sell securities short;

     (c) pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;

     (d) invest in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted and repurchase agreements having maturities of more than seven days;

     (e) invest in private placements, including securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act;

     (f) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act;

     (g) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (h) invest in depositary receipts representing securities of U.S. issuers that trade on foreign exchanges;

     (i) at the time of investment, invest more than 7% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (j) invest more than 10% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

     (k) hold investments with an aggregate value of greater than 100% of account capital; and

     (l) invest less than 80% of its net assets (including borrowings, if any, for investment purposes) in securities of European issuers and other securities that are tied economically to Europe.

     PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction (6) and non-fundamental restriction (j), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.



                      3. DETERMINATION OF NET ASSET VALUE;
             VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE
                                  INFORMATION

                                NET ASSET VALUE

     The net asset value of each share of each Class of the Fund is determined on each day during which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of each Class of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) attributable to the Class by the number of shares of the Class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio.


                                   VALUATION

     EQUITY SECURITIES. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are generally valued at the last quoted sale price on the primary exchange or market on which they are traded on the valuation date (or at approximately 4:00 p.m. eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

     DEBT SECURITIES. Debt securities are generally priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which is intended to approximate market value.

     FORWARD CONTRACTS. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

     CURRENCY CONVERSIONS. The prices for foreign securities not priced in U.S. dollars are reported in local currency and converted to U.S. dollars using currency exchange rates provided daily by recognized independent pricing agents pursuant to contracts with the Portfolio's administrator. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

     USE OF THIRD PARTY PRICING AGENTS. Pursuant to contracts with the Fund's administrator, prices for most securities are provided daily by recognized independent pricing agents. The valuations provided by the independent, third-party pricing agents are reviewed daily by the administrator. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator seeks to obtain a bid price from at least one independent broker.

     FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available," or which cannot be valued using the methodologies described above, will generally be valued in accordance with the fair value procedures established by the Boards of Trustees of the Portfolio Trust. However, a security is not required to be fair valued if the aggregate impact to the Portfolio's net asset value would be less than $0.01 per share if all securities that would otherwise be required to be fair valued were assumed to be worthless in a hypothetical worst-case scenario. In such cases, the most recent available market value for such security may be used.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities has occurred between the time of the security's last trade and the time that the Portfolio calculates its net asset value. If such an event occurs, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Portfolio Trust.

     Generally, the fair value of a portfolio security shall be the amount that the Portfolio might reasonably expect to receive upon its current sale. Some of the information which the Valuation Committee may review when making a determination as to the fair value of a portfolio security include: (i) the type of security or asset; (ii) the cost at date of purchase; (iii) the size of the Portfolio's holding; (iv) the last trade price; (v) fundamental analytical data relating to the investment in the security; (vi) the nature and duration of any restriction on the disposition of the security; (vii) the adviser's evaluation of the forces that influence the market in which the security is purchased and sold; (viii) the financial statement of issuer; (viii) special reports prepared by analysts; (ix) information as to any transactions or offers with respect to the security; (x) existence of merger proposals or tender offers affecting the security; (xi) the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xii) changes in interest rates; (xiii) observations from financial institutions; (xiv) government (domestic or foreign) actions or pronouncements;
(xv) other news events; and (xvi) other possible methods of valuing portfolio securities.

     The fair value procedures are principally implemented by the Valuation Committee of the Portfolio Trust.


                        ADDITIONAL PURCHASE INFORMATION

     The Fund may authorize certain third party providers to accept on its behalf purchase and redemption orders and may authorize these third parties to designate intermediaries to accept such orders. The Fund will be deemed to have received such an order when an authorized third party provider or its designee accepts the order. Orders will be priced at the net asset value of the applicable share Class of the Fund next computed after they are accepted by an authorized third party provider or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker, agent or other third party provider.

     The Fund offers Institutional Class, Class 1, Class 2 and Class 3 shares. Each Class of shares of the Fund represents an interest in the same portfolio of investments. Each Class is identical in all respects except that each Class bears its own distribution and service fees if applicable, and each Class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. Each Class will bear other fees and expenses proportionately based on the relative net assets of the Classes. As a result of the differences in the expenses borne by each Class of shares, net income per share and dividends per share will vary for each Class of shares. There are no conversion, preemptive or other subscription rights.

                  4. MANAGEMENT OF THE FUND AND THE PORTFOLIO

     The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.


     The Trustees and officers of the Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is One Freedom Valley Drive, Oaks, PA 19456. Each Trustee and officer holds office until that individual resigns, retires or is otherwise removed or replaced.

                 TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST


NON-INTERESTED TRUSTEES (1)
--------------------------------------------------------------------------------------------------------------------
NAME AND        POSITION(S)     TERM OF         NUMBER OF             PRINCIPAL OCCUPATION(S) DURING PAST
  AGE          HELD WITH THE   OFFICE AND   PORTFOLIOS IN FUND                      5 YEARS;
                 TRUSTS        LENGTH OF        COMPLEX               OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                 TIME          OVERSEEN
                                SERVED          TRUSTEE
--------------------------------------------------------------------------------------------------------------------
John A.        Trustee of       Since       TT International          Retired (since December 1999); Senior
Benning        the Trust        August      U.S.A. Master &           Vice President and General Counsel,
Age: 69        and the          2000        Feeder Trusts: 4          Liberty Financial Companies, Inc.
               Portfolio                    Portfolios                (financial services)(1994-1999).
               Trust
                                                                       Trustee, Liberty  All-Star Equity Fund (one
                                                                       mutual fund) (since October 2002);
                                                                       Director, Liberty All-Star Growth Fund,
                                                                       Inc. (one mutual fund) (since October
                                                                       2002); Director, ICI Mutual Insurance
                                                                       Company (since June 2000); Former
                                                                       Director, SageLife Assurance of America
                                                                       (variable annuity insurance company)
                                                                       (June 2000 - April 2003); General
                                                                       Partner, Mad River Green Partners (real
                                                                       estate) (since 1972).
--------------------------------------------------------------------------------------------------------------------
Peter O.       Trustee of       Since       TT International           Counsel, Harter, Secrest & Emery LLP
Brown          the Trust        August      U.S.A. Master &            (law firm)(since 2001); Partner, Harter,
Age: 63        and the          2000        Feeder Trusts: 4           Secrest & Emery LLP (from 1998-2000).
               Portfolio                    Portfolios
               Trust                                                   Trustee, CGM Trust (three mutual funds)
                                                                       and CGM Capital Development Fund (one
                                                                       mutual fund) (since June 1993).
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Robert W.      Trustee of       Since       TT International           Self-Employed Consultant (since 1999);
Uek            the Trust        August      U.S.A. Master &            Partner, PricewaterhouseCoopers LLP
Age: 62        and the          2000        Feeder Trusts: 4           (accounting firm) (1998 to June 1999).
               Portfolio                    Portfolios
               Trust                                                   Trustee, Hillview Investment Trust II
                                                                       (three mutual funds) (since September
                                                                       2000).
--------------------------------------------------------------------------------------------------------------------
(1)  Non-Interested Trustees are those Trustees who are not "interested persons" of the Trust or the Portfolio
     Trust as defined in the 1940 Act.

                         TRUSTEE OF THE PORTFOLIO TRUST


INTERESTED TRUSTEE (1)
--------------------------------------------------------------------------------------------------------------------
NAME AND        POSITION(S)     TERM OF         NUMBER OF             PRINCIPAL OCCUPATION(S) DURING PAST
  AGE          HELD WITH THE   OFFICE AND   PORTFOLIOS IN FUND        5 YEARS; OTHER DIRECTORSHIPS HELD BY
                 TRUSTS        LENGTH OF        COMPLEX                              TRUSTEE
                                 TIME         OVERSEEN BY
                                SERVED          TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Jacqui         Trustee of      Since June    TT International         Fund Administrator and Operations
Brownfield(2)  the Portfolio   2003          U.S.A. Master            Manager, Luther King Capital
Age: 43        Trust                         Trust: 2                 Management (since 1987).
                                             Portfolios

                                             LKCM
                                             International
                                             Fund:  1 Portfolio
--------------------------------------------------------------------------------------------------------------------
(1)  Interested Trustees are those Trustees who are "interested persons" of the Trust or the
     Portfolio Trust as defined in the 1940 Act.

(2)  Ms. Brownfield is deemed to be an "interested" Trustee of the Portfolio Trust because of her affiliation with (i) LKCM International Fund, an investment company which invests all of its investable assets in a series of the Portfolio Trust and (ii) Luther King Capital Management,
     the investment adviser to the LKCM International Fund.

                 OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

--------------------------------------------------------------------------------------------------------------------
NAME AND AGE                 POSITION(S)    TERM OF OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST 5
                             HELD WITH      AND LENGTH OF           YEARS AND DIRECTORSHIPS HELD
                             THE TRUSTS      TIME SERVED
--------------------------------------------------------------------------------------------------------------------
David J.S. Burnett(1)        President      Since August        Managing Partner, TT International (since
Age: 45                                     2000                September 1998); Director, Brunswick UBS
                                                                Warburg Ltd. (investment banking) (May 1998
                                                                to August 1998); Director, Dalgland Nominees (PM)
                                                                Ltd. (nominee company) (November 1995 to
                                                                August 1998); Chairman, Fenway Services Limited
                                                                (securities trader) (November 1997 to August
                                                                1998); Director, Warburg Dillon Read Securities
                                                                (South Africa) (stock broker) (October 1995 to
                                                                August 1998).

                                                                Director, TJA Inc. (investment company) (since
                                                                November 2002); Chairman, TT International
                                                                Bermuda Ltd. (since November 2001); Director, TT
                                                                International Funds PLC (investment management)
                                                                (since August 2001); Director, TT International
                                                                Advisors Inc. (investment marketing) (since
                                                                March 2001); Director, TT Europe Alpha Fund Ltd.
                                                                (investment management) (since July 2000);
                                                                Director, TT Europe Beta Fund Ltd. (investment
                                                                management) (since June 2000); Director, TT
                                                                Crosby Limited (property lease holding company)
                                                                (since January 1999); Director, TT Long/Short
                                                                Japan Fund Limited (private investment fund)
                                                                (since 2003); Director, TT Long/Short Japan
                                                                Alpha Fund Limited (private investment fund)
                                                                (since 2003); Director, TT Long/Short Europe
                                                                Alpha Fund Limited (private investment fund)
                                                                (since 2003); Director, TT Long/Short Europe
                                                                Fund Limited (private investment fund)
                                                                (since 2003); Director, TT Event-Driven Alpha
                                                                Fund Limited (since 2004); Director, TT
                                                                Event-Drive Fund Limited (since 2004).
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
S. Austin Allison(1)         Secretary      Since August        Partner, Head of Compliance & Legal, TT
Age: 55                                     2000                International (since January 2001); Head of
                                                                Compliance and Legal, TT International
                                                                (June 2000 to December 2000); Director, TT
                                                                International Advisors Inc. (investment
                                                                marketing) (since March 2001); Director, TT
                                                                International Funds PLC (since August 2001);
                                                                Director, TT International (Bermuda) Limited
                                                                (since November 2001); Director, TJA Inc.
                                                                (investment company) (since November 2002);
                                                                Director, TT Crosby Limited (property lease
                                                                holding company) (since November 2002);
                                                                Director, Legal & Compliance, Westdeutsche
                                                                Landesbank Group (banking, financial
                                                                services) (January 1997 to June 2000).

--------------------------------------------------------------------------------------------------------------------
Graham Barr(1)               Treasurer      Since August        Financial Controller, TT International
Age: 38                                     2000                (since June 1998); former Company
                                                                Secretary, TT Crosby Ltd. (property
                                                                lease holding company) (from November
                                                                1999 to November 2002); former Head
                                                                of Investment Accounting, AIB Govett
                                                                Asset Management (fund management)
                                                                (August 1993 to June 1998).

--------------------------------------------------------------------------------------------------------------------
John C. Munch                Assistant      Since October       Assistant Secretary of SEI Investments
Age: 32                      Secretary      2003                Global Funds Services and Vice President
                                                                and Secretary of SEI Investments
                                                                Distribution Co. since November 2001.
                                                                Associate at Howard Rice Nemorvoski Canady
                                                                Falk & Rabkin (law firm) (1998-2001).
                                                                Associate at Seward & Kissel (law firm)
                                                                (1996-1998).

--------------------------------------------------------------------------------------------------------------------
Lee T. Wilcox               Assistant    Since October         Director of Fund Accounting, SEI Investments
Age 41                      Treasurer    2003                  Global Funds Services (2002-present). Senior
                                                               Operations Manager of Deutsche Bank Global Fund
                                                               Services (2000-2002). PricewaterhouseCoopers
                                                               LLP (1995-2000).

--------------------------------------------------------------------------------------------------------------------
(1)  The address of Mr. Burnett, Mr. Allison and Mr. Barr is Martin House, 5 Martin Lane, London,
     England EC4R ODP.

     The Trust and Portfolio Trust each has a standing Trustees Committee. The members of the Trustees Committees are Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Trust and the Portfolio Trust. The responsibilities of the Committees are to: (1) perform the specific tasks assigned to Non-Interested Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the series of the Trusts; (2) nominate Non-Interested Trustees of the Trusts; (3) oversee the accounting and financial reporting processes of the Fund and the Portfolio and their internal controls over financial reporting, and as the Committees deem appropriate, inquire into the internal control over financial reporting of the service providers to the Fund and the Portfolio; (4) oversee the quality and integrity of financial statements of the Fund and the Portfolio and the independent audit thereof; (5) pre-approve the engagement of the independent accountants for the Fund and the Portfolio and, in connection therewith, to review and evaluate the qualifications, independence and performance of the independent accountants and approve audit and non-audit services to be provided by the independent accountants to the Fund and the Portfolio and certain other affiliated parties;
(6) act as a liaison between the independent accountants and the Boards of Trustees; (7) review on a periodic basis the governance structures and procedures of the series of the Trusts; (8) review proposed resolutions of conflicts of interest that may arise in the business of the series of the Trusts, and may have an impact on the investors in those series; (9) review and consider matters that are reported to the Committees under the Sarbanes Oxley Codes of Ethics of the Trusts; (10) review matters that are referred to the Committees by the chief legal officer or other counsel to the Trusts pursuant to the SEC Standards of Professional Conduct for Attorneys and (11) provide general oversight of the series of the Trusts on behalf of investors. During the fiscal year ended December 31, 2003 the Trustees Committee of the Trust met __ times and the Trustees Committee of the Portfolio Trust met ___ times. The Trustees Committees do not have a procedure to consider nominees for the position of Trustee recommended by investors.

     The Portfolio Trust has a standing Valuation Committee. The members of the Valuation Committee are the Treasurer, the Assistant Treasurer and Mr. Benning, Mr. Brown and Mr. Uek, the Non-Interested Trustees of the Portfolio Trust. Each of the Treasurer and the Assistant Treasurer may also appoint up to three alternate members of the Valuation Committee. The Committee is responsible for performing the functions assigned to the Committee in the Pricing and Valuation Procedures and Fair Value Procedures of the Portfolio Trust. In addition, the Valuation Committee has the authority to take any other action that the Committee determines to be necessary or convenient in connection with properly determining the value of the assets of the Portfolio Trust. The Valuation Committee did not meet during the fiscal year ended December 31, 2003.

     The following table shows the Trustees' ownership of the Fund and in all series of the Trust and the Portfolio Trust overseen by the Trustees, as of December 31, 2003.

           NAME OF TRUSTEE         DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF EQUITY
                                   SECURITIES IN THE FUND     SECURITIES IN ALL SERIES OF THE TRUST AND THE
                                                                 PORTFOLIO TRUST (REGISTERED INVESTMENT
                                                                             COMPANIES)
INTERESTED TRUSTEE
Jacqui Brownfield

NON-INTERESTED TRUSTEES
John A. Benning
Peter 0. Brown
Robert W. Uek

     As of December 31, 2003, none of the Non-Interested Trustees (or their immediate family members) held an ownership interest in TT International or the Distributor.

     The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.

                                                    PENSION OR                       TOTAL
                                                    RETIREMENT      ESTIMATED     COMPENSATION
                                                     BENEFITS        ANNUAL     FROM THE TRUST
                                 AGGREGATE       ACCRUED AS PART    BENEFITS      AND PORTFOLIO
                               COMPENSATION          OF FUND          UPON           TRUST**
                              FROM THE TRUST*        EXPENSES       RETIREMENT

NON-INTERESTED
TRUSTEES:
John A. Benning

Peter O. Brown

Robert W. Uek

--------------------
*    Includes compensation from the Fund and TT Active International Mutual
     Fund, an additional series of the Trust.

** Each of the Trustees of the Trust serves as a Trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having two series. Each of the Trustees of the Trust also serves as a Trustee of one additional series of the Trust.


     Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Non-Interested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS


     The following shareholder owned of record 25% or more of the Fund's outstanding voting securities on April __, 2004:

                                                            Percentage of
     Name and Address                                    Outstanding Shares


     A shareholder that is the beneficial owner of 25% or more of the Fund's voting securities is deemed to control the Fund with respect to matters submitted to a vote of shareholders.

PRINCIPAL HOLDERS - INSTITUTIONAL CLASS SHARES

     The following shareholders owned of record 5% or more of the outstanding voting securities of Institutional Class shares of the Fund on April __, 2004:

                                                        Percentage of
                                                         Outstanding
    Name and Address                              Institutional Class shares

PRINCIPAL HOLDERS - CLASS 1 SHARES

     The following shareholders owned of record 5% or more of the outstanding voting securities of Class 1 shares of the Fund on April __, 2004:

                                                       Percentage of
                                                        Outstanding
         Name and Address                             Class 1 shares

MANAGEMENT OWNERSHIP

     As of April __, 2004, all Trustees and officers as a group owned ____ of the Fund's outstanding voting securities (through Mr. Burnett and Mr. Allison's partnership interests in the Manager).

                                    MANAGER

     TT International serves as the investment manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days nor less than 30 days written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.


     In approving the Management Agreements with respect to the Fund and the Portfolio, the Trustees considered, among other things, the nature and quality of the services to be provided by TT International. In deciding in September 2003 to renew the Management Agreement with TT International for the Fund the Non-Interested Trustees considered, among other things, the nature and quality of the services provided by the Manager to the Fund and Portfolio, the quality of the professional team provided by the Manager to the Fund and Portfolio, and the relative management and other expenses of the Fund and Portfolio as compared with those of other mutual funds. The Non-Interested Trustees also considered the fees paid by the Fund and Portfolio and reviewed data showing how the Fund's and Portfolio's fees and total expense ratios compared with those of comparable funds. Based upon their review, the Committees determined that the terms of the Management Agreements, including the fees, were reasonable, fair and in the best interests of investors in the Fund and the Portfolio.

     For its services under the Management Agreement with respect to the Fund, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. This fee is higher than the management fee paid by most mutual funds. For its services under the Management Agreement with respect to the Portfolio, TT International is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.


     TT International may reimburse the Fund or Portfolio or waive all or a portion of its management International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Trustees, this limitation will be in effect until December 31, 2014.


     For the period from January 1, 2003 to December 31, 2003, before any waivers or reimbursements, the fees payable to TT International under the Management Agreements with respect to the Fund and the Portfolio were $_____. Of that amount, $______ represented fees payable by the Fund, and $_____ represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, TT International received $_________in management fees with respect to the Fund and the Portfolio.

     For the period from January 1, 2002 to December 31, 2002, before any waivers or reimbursements, the fees payable to TT International under the Management Agreements with respect to the Fund and the Portfolio were $941. Of that amount, $562 represented fees payable by the Fund, and $379 represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, the Fund did not pay a management fee.

     For the period from February 12, 2001 (commencement of operations of the Fund and the Portfolio) to December 31, 2001, before any waivers or reimbursements, the fees payable to TT International under the Management Agreements with respect to the Fund and the Portfolio were $813. Of that amount, $381 represented fees payable by the Fund, and $432 represented fees allocated to the Fund from the Portfolio. After waivers and reimbursements, the Fund did not pay a management fee.

                                 ADMINISTRATOR


     Pursuant to an Administration Agreement with the Trust and the Portfolio Trust (the "Administration Agreement"), SEI Investments Global Funds Services ("SEI") performs or supervises the performance of accounting, administrative and ancillary services for the Fund and the Portfolio. The address of SEI is One Freedom Valley Drive, Oaks, PA 19456. For its services under the Administration Agreement, SEI receives fees ("Administration Fees") at annual rates equal to the percentages set forth below of the Fund Complex's aggregate average daily net assets. For purposes of calculating these fees, the "Fund Complex" consists of the Fund, the Portfolio and each other series of the Trust and the Portfolio Trust. The fee percentages are as follows:


        First $250 Million in Assets        0.12%
        Next $250 Million in Assets         0.10%
        Above $500 Million in Assets        0.08%

The Administration Fees are subject to an annual minimum of $281,500. The Fund will pay a pro-rata portion of the Administration Fees, based upon the relative net asset values of each entity in the Fund Complex. In addition, the Fund will be allocated a portion of the Portfolio's Administration Fees.

     For the period from January 1, 2003 to October 9, 2003, the fees paid to a former administrator under former administrative agreements with respect to the Fund and allocated to the Fund from the Portfolio were $__________. Of that amount, $_________ represented fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the administrative agreements), and $__________ represented administrative fees allocated to the Fund from the Portfolio. For the period from October 10, 2003 to December 31, 2003, the fees paid to SEI under the Administration Agreement with respect to the Fund and allocated to the Fund from the Portfolio were $__________. Of that amount, $__________ represented Administration Fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the Administration Agreement), and $__________ represented Administration Fees allocated to the Fund from the Portfolio.

     For the period from January 1, 2002 to December 31, 2002, the fees paid to a former administrator under former administrative agreements with respect to the Fund and the Portfolio were $117,212. Of that amount, $66,299 represented fees paid by the Fund (including fees paid for legal services and state securities registrations provided under the administrative agreements), and $50,913 represented administrative fees allocated to the Fund from the Portfolio.

     For the period from February 12, 2001 (commencement of operations of the Fund and the Portfolio) to December 31, 2001, the fees paid to a former administrator under former administrative agreements with respect to the Fund and the Portfolio were $111,476. Of that amount, $58,546 represented fees paid by the Fund (including fees paid for legal services under the administrative agreements), and $52,930 represented administrative fees allocated to the Fund from the Portfolio.


                                  DISTRIBUTOR


     SIDCO, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust and the Portfolio Trust (the "Distribution Agreement"). Under the Distribution Agreement, SIDCO has agreed to sell shares of the Fund as the agent of the Fund. In accordance with the Distribution Agreement, the Fund shall pay SIDCO any distribution or service fees payable under the Service Plans with respect to Class 1, Class 2 and Class 3 shares. However, SIDCO may then allocate any or all of the distribution or services fees which are paid to SIDCO under the applicable Service Plan to such brokers, dealers and other financial institutions and intermediaries as SIDCO may from time to time determine. The Fund does not pay SIDCO a fee for distribution or shareholder services with respect to Institutional Class shares.

     Either SIDCO or the Trust and the Portfolio Trust may terminate the Distribution Agreement on not less than sixty days prior written notice. Unless otherwise terminated the Distribution Agreement will continue in force for two years from its effective date and thereafter from year to year upon annual approval by (i) either the vote of a majority of the Trustees of the Trusts or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trusts, and (ii) the vote of a majority of the Trustees of the Trusts who are not parties to the Distribution Agreement or the Service Plans or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.


     Class 1, Class 2 and Class 3 shares of the Fund each have a Service Plan (each a "Service Plan" or "Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class I shares, not to exceed 0.75% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 2 shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that Class in the case of the Plan relating to Class 3 shares. Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The Service Plans permit the Fund to pay fees to the Distributor, third party providers and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund may pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

     Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or third party providers may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Any such payments by such service providers are not deemed to be expenditures under a Service Plan and accordingly, are not subject to the fee limitations set forth in the Plan. In addition, the Service Plans specifically provide that, to the extent that any payments made by the Fund to the Manager or any of its affiliates might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then such payments are deemed to be authorized by the Plan but are not subject to the fee limitations set forth in such Plan.


     Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each Class of the Fund separately. In approving the Service Plans, the Trustees of the Fund, including a majority of the Non-Interested Trustees, considered whether shareholders would benefit from increases in the size of the Fund and if the proposed marketing arrangements are or would be an effective means of increasing the size of the Fund, and determined that there was a reasonable likelihood that the continuance and renewal of the Service Plans would benefit the Fund and its shareholders. Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any Class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that Class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Class thereunder without the approval of a majority of the outstanding securities of that Class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

     CLASS 1. For the period from August 4, 2003 to October 9, 2003, the fees paid to a former distributor by the Fund under the Class 1 Service Plan were $__________. For the period from October 10, 2003 to December 31, 2003, the fees paid to SIDCO by the Fund under the Class 1 Service Plan were $__________. Prior to August 4, 2003, no amounts were paid under the Class 1 Service Plan.

     For the fiscal year ended December 31, 2003, the following amounts paid under the Class 1 Service Plan were spent on the following principal types of activities:

---------------- --------------- ----------------- ----------------- ----------------- ---------------- -------------
ADVERTISING      PRINTING AND    COMPENSATION      COMPENSATION       COMPENSATION      INTEREST,        OTHER
                 MAILING OF      TO                TO BROKER-         TO SALES          CARRYING OR
                 PROSPECTUSES    UNDERWRITERS      DEALERS            PERSONNEL         OTHER
                                                                                        FINANCE
                                                                                        CHARGES
---------------- --------------- ----------------- ----------------- ----------------- ---------------- -------------

---------------- --------------- ----------------- ----------------- ----------------- ---------------- -------------


     CLASS 2 AND CLASS 3. As of December 31, 2003, no amounts were paid under the Class 2 and Class 3 Service Plans.


                                 TRANSFER AGENT

     The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("Forum"), pursuant to which Forum acts as the transfer agent for the Fund. The principal business address of Forum is Two Portland Square, Portland Maine 04101.

                                   CUSTODIAN


     Each of the Trust and the Portfolio Trust has entered into a Custody Agreement with The Northern Trust Company ("Northern Trust"). Northern Trust acts as custodian for the Fund and the Portfolio, respectively. Northern Trust's responsibilities under each Custody Agreement include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and acting as foreign custody manager. Securities held by the Portfolio may be deposited into certain securities depositaries. Northern Trust does not determine the investment policies of the Fund or the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of Northern Trust and may deal with Northern Trust as principal in securities transactions.


                                    COUNSEL

     Bingham McCutchen LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

                                CODES OF ETHICS

     The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                             PROXY VOTING POLICIES

     The Boards of Trustees of the Trust and the Portfolio Trust have delegated responsibility for decisions regarding proxy voting for securities to by the Fund and the Portfolio to TT International. TT International will vote such proxies in accordance with its Proxy Voting Policies, which are included in Appendix A to this Statement of Additional Information. The Boards of Trustees will periodically review the Fund's and the Portfolio's proxy voting record.

     Beginning in 2003, the Trust and the Portfolio Trust will be required to disclose annually the complete proxy voting record of the Fund and the Portfolio on new Form N-PX. The first filing of Form N-PX will cover the period from June 1, 2003 through July 31, 2004, and will be filed no later than August 31, 2004. Once filed, Form N-PX for the Fund and the Portfolio will be available upon request by calling (888) 465-5722. The Form N-PX for the Fund and the Portfolio will also be available on the SEC's website at www.sec.gov.


                                    EXPENSES

     In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

                            5. INDEPENDENT AUDITORS


     [To be added by amendment]


                                  6. TAXATION

                     TAXATION OF THE FUND AND THE PORTFOLIO

     FEDERAL TAXES. The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

     MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes. The Portfolio Trust believes that the Portfolio also will not be required to pay any Massachusetts income or excise taxes on its income.

     FOREIGN TAXES. Investment income and gains derived by the Portfolio from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, directly or through the Portfolio, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

                           TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gain without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DIVIDENDS-RECEIVED DEDUCTION. To the extent that the Fund invests in equity securities of U.S. corporations, the portion of the Fund's ordinary income dividends attributable to dividends received from such securities normally will be eligible for the dividends received deduction for Fund shareholders that are corporations. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or may result in certain basis adjustments.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold Federal income tax at a rate of 30% on taxable dividends and certain other payments that are made to persons who are neither citizens nor residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

     BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

                EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     CERTAIN INVESTMENTS. Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

     FORWARD CONTRACTS. The Fund's transactions in forward contracts if any, will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     NON-U.S. INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the Fund. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

              7. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

     TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

     TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

     To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

     Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.


     For the period from January 1, 2003 to December 31, 2003, the Portfolio paid brokerage commissions of $_________.

     For the fiscal year ended December 31, 2003, the Portfolio directed brokerage transactions and paid commission for research services as follows:

         TOTAL AMOUNT OF BROKERAGE           TOTAL DOLLAR AMOUNT OF
          TRANSACTIONS RELATED TO            BROKERAGE COMMISSIONS
            RESEARCH SERVICES                 PAID ON TRANSACTIONS
                                          RELATED TO RESEARCH SERVICES

     For the period from January 1, 2002 to December 31, 2002, the Portfolio paid brokerage commissions of $496. For the period from February 12, 2001 (commencement of operations) to December 31, 2001, the Portfolio paid brokerage commissions of $986.

     In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.


     During the period from January 1, 2003 through December 31, 2003 the Portfolio acquired securities of certain of its "regular brokers or dealers" as defined in the 1940 Act, or their parents. As of December 31, 2003, the Portfolio owned the following securities of its "regular brokers or dealers" or their parents:

      -----------------------------         ----------------------------
         SECURITY OF "REGULAR                   VALUE OF PORTFOLIO'S
      BROKER/DEALER" OF TT EUROPE               AGGREGATE HOLDINGS OF
             PORTFOLIO                           SECURITIES AS OF
                                                     12/31/03
      -----------------------------         ----------------------------

      -----------------------------         ----------------------------

            8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into Classes. The Trust currently has two series, the Fund and the TT Active International Mutual Fund, a registered investment company. The Trust currently has designated four Classes of each series. The Trust has reserved the right to create and issue additional series and Classes of shares. Each share of each Class represents an equal proportionate interest in the Fund with each other share of that Class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between Classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a Class are entitled to vote separately to approve any distribution or service arrangements relating to that Class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or Class, only shares of that series or Class are entitled to vote.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                            10. FINANCIAL STATEMENTS


     [To be added by amendment]

                                                                     APPENDIX A


                     TT INTERNATIONAL INVESTMENT MANAGEMENT

                              PROXY VOTING POLICY

                               AS OF JANUARY 2004

     The following policy is designed to ensure that TT International Investment Management ("TT") takes all reasonable steps to vote proxies on behalf of accounts for which it has voting authority in the best interest of clients and in accordance with applicable laws.

1.  GENERAL GUIDELINES

     All issues presented for shareholder vote are voted in what TT believes to be the best economic interest of the beneficial owners of the accounts which it manages, in accordance with TT's fiduciary duties to its clients. TT maintains an active investment strategy, and if TT has a material concern about the management or governance of a company in which it has invested, it may decide to sell the shares. TT decides how to cast each vote on a case-by-case basis, taking into consideration this policy, its obligations under its advisory agreements with the relevant clients, other client instructions or fund offering documents, and other facts and circumstances which it judges relevant.

     Proxy voting decisions are taken by the Managing Partner (or in his absence by the Partner, Compliance and Legal or such other partner or employee as the Managing Partner in his discretion appoints). All proxy cards, proxy statements, and related materials received by TT in relation to client accounts are to be forwarded immediately to Managing Partner (or other partner or employee taking proxy voting decisions in accordance with this paragraph). In taking proxy voting decisions on behalf of client accounts, the Managing Partner (or other partner or employee taking such decisions in accordance with this paragraph) shall seek to vote proxies consistently for all client accounts subject to any special agreements with, instructions from, and sensitivities of particular clients. While portfolio managers may be consulted, if necessary, for financial, market, or commercial information that may assist in taking proxy voting decisions, portfolio managers will not in the ordinary course be consulted on how proxies should be voted.

     TT recognizes that votes which it casts on behalf of certain types of accounts, such as accounts subject to the U.S. Employee Retirement Income Security Act of 1974, as amended, ("ERISA"), and accounts of public entities or pension plans, may be subject to special requirements under governing account or plan documents and applicable law. Section 7 below addresses the special requirements applicable to accounts subject to ERISA. Accounts managed by TT for employee benefit plans which are not governed by ERISA (such as governmental pension plans) may nevertheless involve fiduciary obligations similar to those applicable to ERISA plans; proxy voting requirements for such accounts are addressed by TT exercising its judgment on a case by case basis.

2.  COMPLIANCE REVIEW

     Any issues or questions raised regarding the voting of a proxy should be discussed with TT's Compliance Department ("Compliance"). Conflicts of interest in relation to proxy voting will be handled by Compliance as stated in Sections 4 and 7. TT is required to follow any determination by Compliance to vote a proxy in a particular manner. Any departure from the voting guidelines set out below must be cleared by Compliance. Compliance is responsible for reviewing this policy on at least an annual basis and recommending any appropriate changes.

3.  VOTING GUIDELINES

     TT exercises its voting power in good faith and uses reasonable care in reaching its voting decisions. Each vote requires individual consideration according to the circumstances of the case. Particular circumstances may lead to a departure from TT's general practice. However, without detracting from TT's discretion, the following guidelines should generally be followed, and departures from these guidelines must be cleared by Compliance.

     A.   Board of Directors

          (1) Vote against the election of directors or some or all of non-independent candidates if a vote in favour would result in or continue the board with a majority of non-independent directors.
          (2) Vote against a board where the chair and chief executive officer are the same person.
          (3) Vote against stock option plans which include awards to directors.
          (4) Vote against an excessive severance compensation package paid to any director, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.
          (5) Vote against directors who have approved excessive severance compensation packages which have not manifestly provided shareholder value.

     B.   Executive Compensation

          (1) Vote in favour of stock option plans which align the interests of shareholders and management and are likely to create a significant correlation over a reasonable period between compensation and the enhancement of shareholder value, subject to B(2) to (7) below.
          (2) Vote against options awarded at strike prices which are at a discount to market price.
          (3) Vote against the ability to lower the strike price of outstanding options.
          (4)  Vote against options unrestricted in time.
          (5) Vote against accelerated vesting of option awards in the event of a change of control.
          (6) Vote against option schemes which concentrate option ownership among a small number of senior executives.
          (7) Vote against stock option compensation plans that unreasonably dilute value to shareholders.
          (8) Vote against the making of loans to directors or employees to pay for stock or exercise options.
          (9) Vote against an excessive severance compensation package paid to any employee, including one which is contingent on the merger or acquisition of the corporation with a resulting loss of control.

     C.   Takeover Protection

          (1) Vote against "crown jewel" defences which are made part of an anti-takeover defence unless they are considered by TT to be in the best interests of shareholders.
          (2) Vote against arrangements that lock up a takeover bid so that other bids are prevented.
          (3) Vote against the payment of "greenmail" unless it is considered by TT to be in the best interests of shareholders.
          (4) Vote against reincorporation proposals that are posed as part of an anti-takeover defence or solely to limit directors' liability.

     D.   Shareholder Rights

          (1)  Vote against the creation of dual class voting stock.
          (2) Vote against linked proposals one or more of which is not in the best interests of the shareholders.
          (3) Vote against "stakeholder proposals" which would reduce or dilute the responsibility of directors to the shareholders.
          (4) Vote against a proposal to increase the number of voters required on an issue above two-thirds of the outstanding shares unless it is in the best interest of the shareholders.
          (5) Vote against a proposal the effect of which will be or is likely to dilute unreasonably existing shareholders' interests.

4.   CONFLICTS OF INTEREST

     A.    Duty to Report

          All partners and employees of TT are under a duty to report to Compliance any potential conflict of interest of which they become aware regarding voting proxies for client accounts. Upon any such report being made, TT will defer voting any affected proxies until Compliance has determined how the conflict or potential conflict of interest is to be resolved.

     B.    Review of Potential Conflicts

          Compliance shall consider all potential conflicts of interest relating to proxy voting brought to its attention and will determine whether there exists a material conflict of interest. A conflict of interest will be considered material if Compliance determines that it has the potential to influence TT's decision-making in voting the proxy.

     C.    Material Conflicts of Interest

          Where Compliance determines that a material conflict of interest does exist, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the client together with TT's recommendation for voting the proxy and the client's consent shall be sought on whether the proxy may be voted as recommended by TT. If the client does consent, then the proxy shall be voted in such a manner. If the client does not consent, the proxy shall (i) be voted in the manner directed by the client, or, lacking such direction, (ii) not be voted. The provisions of this Section 4.C shall not apply to conflicts of interest in relation to accounts subject to ERISA, procedures for which are stated in
      Section 7 below.

5.   PROXIES NOT VOTED

     It generally is TT's policy to vote proxies for which it has voting authority subject to Section 4.C. Nevertheless, in addition to the circumstances discussed in Section 4 above, TT may, with the approval of Compliance, decide not to vote a proxy where (i) TT has determined that voting the proxy is not justified because of the extent to which the cost of voting the proxy outweighs the value to the client of casting such a vote, such as may be the case for U.S. clients with proxies solicited by non-U.S. issuers, or
(ii) limitations have been placed on TT's ability to vote the proxy, such as where such security is subject to a securities lending arrangement, or (iii) in TT's judgment a vote will bring no benefit to the client.

6.   RECORDKEEPING

     TT shall maintain, in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of TT: (i) a copy of this policy, (ii) proxy statements received regarding client securities, (iii) records of votes cast by TT on behalf of clients, (iv) records of client requests for proxy voting information and responses of TT to such requests, and (v) any documents created by TT that were material to making a decision how to vote, or that memorialized the basis for the decision. TT may rely on proxy statements filed on the U.S. Securities and Exchange Commission's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by TT that are maintained with a third party, such as a proxy voting service, provided that TT has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

     With respect to proxies voted on behalf of ERISA accounts, TT shall maintain records with respect to this policy and the actions taken in individual proxy voting situations, in order to enable the named fiduciary of the applicable plan to determine whether TT is adhering to applicable proxy voting guidelines and fulfilling its fiduciary duties to the plan in a manner which justifies the continuation of the advisory appointment. These records may include information regarding (i) the issuer and the meeting, (ii) the issues voted on and a record of the vote, (iii) the number of shares eligible to be voted on the record date on behalf of the client, (iv) the number of shares voted by TT on behalf of the client, (v) the steps taken to ascertain whether a particular vote was prudent and in the interest of the participants and beneficiaries, and (vi) the reasons for the votes cast.

7.   ERISA ACCOUNTS

     The following special proxy voting policies and procedures apply to the voting of proxies on behalf of accounts subject to ERISA. Except where expressly noted, the following policies and procedures apply in addition to and not in lieu of the provisions stated in other sections of these Procedures.

          A.   Authority to Vote Proxies

           Upon receipt of a request for a proxy vote for an account subject to ERISA, TT will ascertain whether it has the duty to vote the proxies or whether this duty has been retained by the trustee or another named fiduciary of the ERISA plan. The determination will be made by reference to the advisory agreement for the ERISA account and plan documents and, where appropriate, after consultation with Compliance. Where general authority to manage ERISA plan assets has been delegated to TT, TT will have the authority and duty to vote the proxies unless the advisory agreement and plan documents expressly preclude TT from voting proxies.

         B.    Voting Guidelines

           TT must vote proxies for accounts governed by ERISA (i) solely in the interests of the plan participants and beneficiaries, (ii) for the exclusive purpose of providing benefits to participants and beneficiaries,
     (iii) with the care, skill and diligence that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims, and (iv) in accordance with the plan documents to the extent consistent with ERISA. In doing so, TT must consider the factors that may affect the value of the plan's investment and not subordinate the interests of the participants and beneficiaries in their retirement income to unrelated objectives (such as the wishes of the plan sponsor).

         C.    Proxy Voting Policies

           TT shall ascertain if the ERISA plan has a proxy voting policy or an investment policy which includes a proxy voting policy. TT shall follow the policy unless, in the opinion of Compliance, to do so would be inconsistent with ERISA (if, for example, it would be imprudent or not solely in the interests of the plan participants and beneficiaries in a given instance).

           Where TT has proxy voting authority for a pooled investment vehicle which is subject to ERISA, TT may be subject to the proxy voting policies of more than one plan. In such cases, TT will seek to reconcile the policies if possible. If the investment policies conflict, it may be necessary for TT to vote the proxies of the pooled investment vehicle in proportion to each plan's respective investment, unless, in the opinion of Compliance, to do so would be imprudent or conflict with ERISA.

         D.    Conflicts of Interest

           Where Compliance determines that a material conflict of interest exists regarding proxy votes for ERISA accounts, either as determined by Compliance (i) the proxy shall be voted subordinating the interest of TT to that of the client or (ii) the material conflict shall be disclosed to the named fiduciary of the plan. In the case of a conflict of interest affecting TT as fiduciary of an ERISA account, mere disclosure of the conflict to the ERISA account client and/or consent by the client to the proxy vote proposed by TT will generally be insufficient to resolve the conflict in accordance with ERISA. Consequently, TT, together with the named fiduciary, must determine the procedure for resolution of the conflict of interest consistent with the advisory agreement, the plan documents and ERISA. Depending upon the circumstances, the conflict may be resolved by voting the proxies (i) in accordance with the ERISA plan's pre-determined proxy voting policy, (ii) based upon the recommendations of an independent third party (for example, a proxy voting service) appointed by the named fiduciary, (iii) based upon the recommendations of an independent plan fiduciary, or (iv) based upon the directions of the named fiduciary, accompanied, where necessary, by appropriate amendment(s) of the plan documents and/or the advisory agreement.

8.    REPORTING

     TT shall periodically report to the Trustees of TT International U.S.A. Feeder Trust and TT International U.S.A. Master Trust as to actions taken in accordance with this policy in relation to securities held for the account of those funds, and to other clients as may be required by applicable laws or contracts.

     TT will provide clients with a copy of this policy promptly upon request. Clients may obtain information on how the client's proxies were voted by contacting TT's Client Services Department (Rahul Moodgal, telephone +44 207 410 3514).

                                     PART C

Item 23.  Exhibits.

        *             a(1)      Declaration of Trust of the Registrant.
        ****          a(2)      Establishment and Designation of Series of the Registrant.
        ++            a(3)      Amended and Restated Designation of Series of the Registrant.
        ++            a(4)      Establishment and Designation of Classes of the Registrant.
        *             b         By-laws of the Registrant.
        *****         d(1)      Amended and Restated Management Agreement between the Registrant and
                                TT International Investment Management ("TT International") with respect to TT Active International Mutual Fund.
        ++            d(2)      Amended and Restated Management Agreement between the Registrant and
                                TT International, with respect to TT Europe Mutual Fund.
                      e         Distribution Agreement between the Registrant and SEI Investments
                                Distribution Co. ("SIDCO"),as distributor.
                      g         Custodian Agreement between the Registrant and The Northern Trust
                                Company, as custodian.
                      h(1)      Transfer Agency Agreement between the
                                Registrant and Forum Shareholder Services, LLC,
                                as transfer agent.
                      h(2)      Forms of Amended and Restated Expense
                                Limitation Agreements with respect to the
                                series of the Registrant.
        **            h(3)      Agreement among the Registrant, TT International U.S.A. Master
                                Trust, TT International, LKCM Funds and Luther King Capital
                                Management Corporation regarding the master/feeder structure.
                      h(4)      Administration Agreement between the Registrant
                                and SEI Investments Global Funds Services, as
                                administrator.
        *             i         Opinion and Consent of counsel.
        ++            m(1)      Service Plan of the Registrant with respect to Class 1 shares.
        ++            m(2)      Service Plan of the Registrant with respect to Class 2 shares.
        ++            m(3)      Service Plan of the Registrant with respect to Class 3 shares.
        +             n         Multiple Class Plan of the Registrant.
        **            p         Codes of Ethics of the TT Active International Mutual Fund, TT EAFE
                                Portfolio, TT Europe Mutual Fund, TT Europe Portfolio and TT
                                International.
                      p(1)      Code of Ethics of SIDCO
        ***           (q)(1)    Powers of Attorney for TT International U.S.A. Feeder Trust
        *** and       (q)(2)    Powers of Attorney for TT International U.S.A. Master Trust
        filed
        herewith

        ----------------------------------------
         *    Incorporated herein by reference to the Registrant's initial
              Registration Statement on Form N-1A of the Registrant, as filed with the Commission on June 9, 2000.
         **   Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant, as
              filed with the Commission on August 24, 2000.


         *** Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on September 28, 2000.
         **** Incorporated herein by reference to Post-Effective Amendment No.
              1 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on November 14, 2000.
         *****Incorporated herein by reference to Post-Effective Amendment No.
              4 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on April 22, 2002.
         +    Incorporated herein by reference to Post-Effective Amendment No.
              5 to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on June 28, 2002.
         ++   Incorporated herein by reference to Post-Effective Amendment No.
              7to the Registration Statement on Form N-1A of the Registrant, as filed with the Commission on April 30, 2003.


Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference as an exhibit herein; and (b) Article 7 of the Distribution Agreement by and between the Registrant and SEI Investments Distribution Co. The provisions of the Declaration of Trust permit indemnification, to the extent permitted under applicable law, of Trustees and officers of the Registrant against liability and expenses reasonably incurred or paid by such Trustees or officers in connection with any claim, action, suit or proceeding in which a Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by the Trustee or officer in the settlement thereof. The provisions of the Distribution Agreement provide for indemnification by the Distributor for liability arising by reason of any person acquiring any shares of the Trust, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor. Neither the Declaration of Trust, nor the Distribution Agreement provides for indemnification where the Trustee or officer has been found subject to liability by reason of willful misfeasance, bad faith or negligence in the performance of his or her duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers also will be insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Item 26.  Business and Other Connections of Investment Adviser.

     TT International Investment Management ("TT International") is a partnership with offices at Martin House, 5 Martin Lane, London, England EC4R 0DP. TT International is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is regulated in the conduct of its investment business in the United Kingdom by the Financial Services Authority
(FSA). TT International also is registered as a commodity pool operator and commodity trading adviser with the Commodity Futures Trading Commission (CFTC). The principal business address of each person listed below is Martin House, 5 Martin Lane, London, England EC4R 0DP. The partners of TT International are as follows:

                                                Employment during the
            Name                                Past Two Fiscal Years

     Timothy A. Tacchi               Partner and Investment Manager, TT
                                     International (since July 1993)

     Alexander S. M. Carswell        Partner, TT International (since July
                                     1993); Financial Controller, TT
                                     International (July 1993 to June 2001)

     Mark S. Williams                Partner, Geopolitics/Currency, TT
                                     International (since January 1997)

     David J.S. Burnett              Managing Partner, TT International (since
                                     September 1998)

     Martin A. Shenfield             Partner, Asia Pacific Equities, TT
                                     International (since April 1998)

     John D. Hobson                  Partner, Investment Manager, TT
                                     International (since January 2000);
                                     Investment Analyst, TT International
                                     (October 1998 to January 2000)

     Dean L. Smith                   Partner, Investment Manager, TT
                                     International (since January 2000);
                                     Investment Analyst, TT International
                                     (October 1998 to January 2000)

     S. Austin Allison               Partner, TT International (since January
                                     2001); Head of Compliance and Legal, TT
                                     International (since June 2000); Director,

                                     Legal & Compliance, Westdeutsche
                                     Landesbank Group (banking, financial
                                     services) (June 1996 to June 2000)

     Richard W.G. Simpson            Partner, TT International (since January
                                     2001); Head of Information Technology
                                     (IT), TT International (September 1999 to
                                     January 2001)

     Pauline Sau Ngor Pong           Partner, Investment Manager, TT
                                     International (since January 2001);
                                     Investment Analyst, TT International
                                     (July 1996 to January 2001)

     Douglas E. Sankey               Partner, TT International (since April
                                     2001); Vice President, Latin America South
                                     Division Area Officer, Citibank, N.A.
                                     (Buenos Aires) (1998 to 2000)

     Patrick E. Deane                Partner, TT International (since January
                                     2002); Equity Analyst, TT International
                                     (since November 2000); Equity Portfolio
                                     Manager, Deutsche Asset Management
                                     (previously Morgan Grenfell Asset
                                     Management (1994 to October 2000)

     Margaret A. Leach               Partner, TT International (since January
                                     2002); Chief Financial Officer, TT
                                     International (since June 2001); Executive
                                     Director, Equities, and Head of Marketing and Distribution Management Group, Europe,
                                     UBS Warburg (October 1999 to June 2001)

     Martin A. Pluck                 Partner, TT International (since January
                                     2002); Sector Strategist, TT International
                                     (since December 2000); Head of Investment
                                     Client Services, TT International (1998 to
                                     November 2000)

     Nicholas B. Bluffield           Partner, TT International (since January
                                     2003); Head of currencies and interest
                                     rates trading, TT International (since
                                     1993)

     Anthony J. Moorehouse           Partner, TT International (since January
                                     2003); Head of equity trading, TT
                                     International (since 1999)

     Mark H. Eady                    Partner, TT International (since January
                                     2003); Analyst Europe, TT International
                                     (since 2002); Managing Director and
                                     co-head of European Bank Research,
                                     Deutsche Bank (since 1999)

     Roger Bernheim                  Partner, TT International (since July
                                     2003); European Hedge Fund Risk Manager

     Helen Marsden                   Partner, TT International (since January
                                     2004); Head of UK Institutional

     Lars Nielsen                    Partner, TT International (since January
                                     2004); Head of European Institutional

Item 27.  Principal Underwriters


(a)  Registrant's distributor, SIDCO, acts as distributor for:

     SEI Daily Income Trust                               July 15, 1982
     SEI Liquid Asset Trust                               November 29, 1982
     SEI Tax Exempt Trust                                 December 3, 1982
     SEI Index Funds                                      July 10, 1985
     SEI Institutional Managed Trust                      January 22, 1987
     SEI Institutional International Trust                August 30, 1988
     The Advisors' Inner Circle Fund                      November 14, 1991
     STI Classic Funds                                    May 29, 1992
     The Arbor Fund                                       January 28, 1993
     Bishop Street Funds                                  January 27, 1995
     STI Classic Variable Trust                           August 18, 1995
     SEI Asset Allocation Trust                           April 1, 1996
     SEI Institutional Investments Trust                  June 14, 1996
     HighMark Funds                                       February 15, 1997
     Expedition Funds                                     June 9, 1997
     Oak Associates Funds                                 February 27, 1998
     The Nevis Fund, Inc.                                 June 29, 1998
     CNI Charter Funds                                    April 1, 1999
     Amerindo Funds Inc.                                  July 13, 1999
     iShares Inc.                                         January 28, 2000
     iShares Trust                                        April 25, 2000
     Pitcairn Funds                                       August 1, 2000
     JohnsonFamily Funds, Inc.                            November 1, 2000
     The MDL Funds                                        January 24, 2001
     Causeway Capital Management Trust                    September 20, 2001
     The Japan Fund, Inc.                                 October 7, 2002

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The officers and directors of SIDCO are as follows. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                    Position and Office                          Positions and Offices
     Name                           with Underwriter                             with Registrant

     William M. Doran               Director                                              --
     Carl A. Guarino                Director, Executive Vice President                    --
     Edward D. Loughlin             Director, Executive Vice President                    --
     Wayne M. Withrow               Director, Executive Vice President                    --
     Kevin Barr                     President & Chief Operating Officer                   --
     Maxine Chou                    Chief Financial Officer & Treasurer                   --
     John Munch                     General Counsel & Vice President              Assistant Secretary
     Kevin P. Robins                Senior Vice President                                 --
     Robert Crudup                  Senior Vice President                                 --
     Kenneth Zimmer                 Senior Vice President                                 --
     Timothy D. Barto               Assistant Secretary                                   --
     Richard A. Deak                Assistant Secretary                                   --
     Lydia A. Gavalis               Assistant Secretary                                   --
     Lori L. White                  Assistant Secretary                                   --
     William E. Zitelli, Jr.        Assistant Secretary                                   --
     Karen LaTourette               Compliance Officer & Assistant Secretary              --
     Scott W. Dellorfano            Vice President                                        --
     Michael Farrell                Vice President                                        --
     Greg Gettinger                 Vice President                                        --
     Mark J. Held                   Vice President                                        --
     Jack May                       Vice President                                        --
     Joanne Nelson                  Vice President                                        --
     Maria Rinehart                 Vice President                                        --


(c)  Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                                Address

SEI Investments Global Fund Services                One Freedom Valley Drive
                                                    Oaks, Pennsylvania 19456

SIDCO                                               One Freedom Valley Drive
                                                    Oaks, Pennsylvania 19456

Forum Shareholder Services, LLC                     Two Portland Square
                                                    Portland Maine 04101

The Northern Trust Company                          50 LaSalle Street
                                                    Chicago, Illinois 60675

TT International Investment Management              Martin House, 5 Martin Lane
                                                    London, England  EC4R 0DP

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment on Form N1-A to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England on the 1st day of March, 2004.

                                      TT INTERNATIONAL U.S.A. FEEDER TRUST
                                      On behalf of TT Active International
                                      Mutual Fund and TT Europe Mutual Fund

                                      By:   /s/ S. Austin Allison
                                         ----------------------------------
                                         S. Austin Allison
                                         Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on the 1st day of March, 2004.

/s/ Graham Barr             Treasurer (Principal Accounting and Financial
----------------            Officer) of TT International U.S.A. Feeder Trust
Graham Barr

John A. Benning*            Trustee of TT International U.S.A. Feeder Trust
-----------------
John A. Benning

Peter O. Brown*             Trustee of TT International U.S.A. Feeder Trust
----------------
Peter O. Brown

Robert W. Uek*              Trustee of TT International U.S.A. Feeder Trust
---------------
Robert W. Uek

*By: /s/ S. Austin Allison
---------------------------
S. Austin Allison

Executed by S. Austin Allison on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURE


     Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 1st day of March, 2004.

                                  TT INTERNATIONAL U.S.A. MASTER TRUST
                                  On behalf of TT EAFE Portfolio and TT
                                  Europe Portfolio

                                  By:  /s/ S. Austin Allison
                                       -----------------------
                                       S. Austin Allison
                                       Secretary
                                       TT International U.S.A. Master Trust

This Post-Effective Amendment to the Registration Statement on Form N-1A of TT International U.S.A. Feeder Trust has been signed below by the following persons in the capacities indicated below on March 1, 2004.

/s/ Graham Barr               Treasurer (Principal Accounting and Financial
----------------              Officer) of TT International U.S.A. Master Trust
Graham Barr

John A. Benning*              Trustee of TT International U.S.A. Master Trust
-----------------
John A. Benning

Peter O. Brown*               Trustee of TT International U.S.A. Master Trust
----------------
Peter O. Brown

Robert W. Uek*                Trustee of TT International U.S.A. Master Trust
---------------
Robert W. Uek

Jacqui Brownfield*            Trustee of TT International U.S.A. Master Trust
-------------------
Jacqui Brownfield

*By: /s/ S. Austin Allison
---------------------------
S. Austin Allison

Executed by S. Austin Allison on behalf of those indicated pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

    Exhibit No.       Description

    exhibit e         Distribution Agreement between the Registrant and SIDCO,
                      as distributor

    exhibit g         Custodian Agreement between the Registrant and The
                      Northern Trust Company, as custodian

    exhibit h(1)      Transfer Agency Agreement between the Registrant and
                      Forum Shareholder Services, LLC, as transfer agent

    exhibit h(2)      Forms of Amended and Restated Expense Limitation
                      Agreements with respect to the series of the Registrant

    exhibit h(4)      Administration Agreement between the Registrant and SEI
                      Investments Global Funds Services, as administrator

    exhibit p(1)      Code of Ethics of SIDCO

    exhibit (q)(2)    Power of Attorney for TT International U.S.A. Master
                      Trust